UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Long/Short Equity Fund

Shares		Value ($)
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 18.3%
16,057	Amazon.com, Inc. (a)	9,532,077
487,879	Apollo Group, Inc., Class A (a)	4,007,926
19,107	AutoZone, Inc. (a)(b)	15,222,356
157,074	Burlington Stores, Inc. (a)(b)(c)	8,833,842
212,500	Cablevision Systems Corp., Class A	7,012,500
127,283	Dollar General Corp. (b)	10,895,425
175,000	Hilton Worldwide Holdings, Inc.	3,941,000
42,320	Jarden Corp. (a)	2,494,764
439,500	Kate Spade & Co. (a)	11,216,040
366,150	Lowe’s Cos., Inc. (b)	27,735,863
420,752	Mattel, Inc.	14,145,682
580,853	Sally Beauty Holdings, Inc. (a)(b)	18,808,020
40,000	Time Warner Cable, Inc.	8,184,800

		142,030,295

CONSUMER STAPLES - 5.5%
149,440	Fresh Market, Inc. (The) (a)	4,263,523
179,630	Kraft Heinz Co. (The) (b)	14,111,733
324,807	Pinnacle Foods, Inc. (b)	14,512,377
500,000	Rite Aid Corp. (a)	4,075,000
92,500	SABMiller PLC	5,658,362

		42,620,995

ENERGY - 5.7%
77,203	Concho Resources, Inc. (a)	7,800,591
192,500	Continental Resources, Inc. (a)	5,844,300
246,300	Devon Energy Corp.	6,758,472
132,100	Pioneer Natural Resources Co. (b)	18,591,754
155,000	Range Resources Corp.	5,018,900

		44,014,017

FINANCIAL - 12.1%
651,196	CIT Group, Inc. (b)	20,206,612
372,566	E*TRADE Financial Corp. (a)(b)	9,124,142
226,307	Extra Space Storage, Inc., REIT (b)	21,150,652
286,983	FNFV Group (a)(b)	3,113,766
109,350	McGraw Hill Financial, Inc. (b)	10,823,463
332,650	Progressive Corp. (The) (b)	11,689,321
192,334	Ryman Hospitality Properties, REIT (b)	9,901,354
196,869	Texas Capital Bancshares, Inc. (a)	7,555,832

		93,565,142

HEALTHCARE - 9.4%
51,000	Alere, Inc. (a)	2,581,110
30,000	Allergan PLC (a)	8,040,900
215,100	Baxalta, Inc.	8,690,040
855,345	Boston Scientific Corp. (a)(b)	16,089,039
300,000	Meda AB, Class A	5,591,671
232,425	Mylan NV (a)	10,772,899
225,000	Pfizer, Inc.	6,669,000
250,100	VCA, Inc. (a)	14,428,269

		72,862,928

INDUSTRIALS - 6.3%
108,014	Beacon Roofing Supply, Inc. (a)	4,429,654
212,200	Kansas City Southern (b)	18,132,490
140,399	KLX, Inc. (a)(b)	4,512,424
333,199	Pendrell Corp. (a)	176,595
1,100,000	TNT Express NV	9,885,145
373,719	XPO Logistics, Inc. (a)(c)	11,473,173

		48,609,481

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Equity Fund

INFORMATION TECHNOLOGY - 31.3%
39,211	Alphabet, Inc., Class C (a)(b)	29,210,234
132,100	Broadcom, Ltd. (b)	20,409,450
512,930	CDK Global, Inc. (b)	23,876,892
349,013	Ciena Corp. (a)(b)	6,638,227
282,700	Corning, Inc.	5,905,603
260,000	EMC Corp.	6,929,000
372,862	Facebook, Inc., Class A (a)(b)	42,543,554
112,900	KLA-Tencor Corp.	8,220,249
369,300	Marvell Technology Group, Ltd.	3,807,483
192,218	NXP Semiconductor NV (a)(b)	15,583,113
750,000	Opera Software ASA	5,975,518
475,600	Rackspace Hosting, Inc. (a)	10,268,204
713,847	Sabre Corp. (b)	20,644,455
170,360	salesforce.com, Inc. (a)	12,577,679
188,009	Super Micro Computer, Inc. (a)	6,407,347
234,400	Visa, Inc., Class A (b)(c)	17,926,912
36,367	Wincor Nixdorf AG (a)	2,233,311
63,732	Wincor Nixdorf AG-Tender (a)	3,540,509

		242,697,740

MATERIALS - 3.9%
811,567	Rexam PLC	7,395,390
214,653	Vulcan Materials Co. (b)	22,660,917
		30,056,307

TELECOMMUNICATION SERVICES - 1.6%
122,010	SBA Communications Corp., Class A (a)	12,221,742

UTILITIES - 2.3%
110,100	AGL Resources, Inc.	7,171,914
250,000	ITC Holdings Corp.	10,892,500

		18,064,414

	Total Common Stocks (Cost $714,717,300)	746,743,061

Contracts
PURCHASED CALL OPTIONS (d) - 0.1%
1,500	Facebook, Inc. Strike price $115.00, expires 04/15/2016	250,500
500	Facebook, Inc. Strike price $118.00, expires 04/29/2016	137,000
250	Salesforce.com, Inc. Strike price $75.00, expires 04/15/2016	28,500

	Total Purchased Call Options (Cost $393,228)	416,000

PURCHASED PUT OPTIONS (d) - 0.4%
300	Allergan PLC Strike price $260.00, expires 08/19/2016	603,000
230	Alphabet, Inc. Strike price $680.00, expires 04/15/2016	10,350
1,000	Facebook, Inc. Strike price $100.00, expires 04/15/2016	7,000
2,250	Pfizer, Inc. Strike price $28.00, expires 01/20/2017	362,250
5,000	SPDR S&P 500 ETF Trust Strike price $198.00, expires 06/17/2016	1,675,000
3,000	SPDR S&P 500 ETF Trust Strike price $204.00, expires 04/15/2016	387,000

	Total Purchased Put Options (Cost $3,406,397)	3,044,600

Shares
REGISTERED INVESTMENT COMPANIES (e) - 1.2%
9,815,328	State Street Navigator Prime Securities Lending Portfolio	9,815,328

	Total Registered Investment Companies (Cost $9,815,328)	9,815,328

Total Investments - 98.1% (Cost $728,332,253)		760,018,989

SECURITIES SOLD SHORT (f) - (27.1)%
EXCHANGE-TRADED FUNDS - (8.5)%
114,015	Consumer Discretionary Select Sector SPDR Fund, ETF	(9,012,886)
37,014	iPATH S&P 500 VIX Short-Term Futures ETN ETF (g)	(651,816)
56,800	iShares Core S&P Mid-Cap, ETF	(8,189,992)
24,917	iShares Nasdaq Biotechnology Index Fund, ETF	(6,498,603)
135,518	Energy Select Sector SPDR Fund, ETF	(8,391,275)
154,803	Market Vectors Semiconductor, ETF	(8,526,549)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Equity Fund

258,853	SPDR S&P Oil & Gas Exploration & Production, ETF	(7,856,189)
79,200	Powershares QQQ Trust Series 1, ETF	(8,648,640)
169,000	SPDR S&P Retail, ETF	(7,804,420)

	Total Exchange-Traded Funds (Proceeds $62,739,468)	(65,580,370)

COMMON STOCKS - (18.6)%
CONSUMER DISCRETIONARY - (6.1)%
23,880	Advance Auto Parts, Inc.	(3,828,919)
18,246	Charter Communications, Inc., Class A (g)	(3,693,538)
119,465	Dollar Tree, Inc. (g)	(9,851,084)
15,100	Interval Leisure Group, Inc.	(218,044)
113,000	Leggett & Platt, Inc.	(5,469,200)
90,754	Netflix, Inc. (g)	(9,277,782)
36,480	Newell Rubbermaid, Inc.	(1,615,699)
28,500	Polaris Industries, Inc.	(2,806,680)
98,800	Starbucks Corp.	(5,898,360)
80,700	Tempur Sealy International, Inc. (g)	(4,905,753)

		(47,565,059)

CONSUMER STAPLES - (0.4)%
14,900	Energizer Holdings, Inc.	(603,599)
60,000	Hormel Foods Corp.	(2,594,400)

		(3,197,999)

FINANCIAL - (2.5)%
94,065	Bank of the Ozarks, Inc.	(3,947,908)
53,500	Cullen/Frost Bankers, Inc.	(2,948,385)
26,150	FactSet Research Systems, Inc.	(3,962,510)
13,650	Moody’s Corp.	(1,318,044)
50,765	Prosperity Bancshares, Inc.	(2,354,988)
170,950	Synchrony Financial (g)	(4,899,427)

		(19,431,262)

HEALTHCARE - (1.1)%
36,790	ICON PLC (g)	(2,762,929)
31,878	Shire PLC ADR	(5,479,828)

		(8,242,757)

INDUSTRIALS - (2.1)%
47,300	AO Smith Corp.	(3,609,463)
198,150	Expeditors International of Washington, Inc.	(9,671,701)
86,300	Sensata Technologies Holding NV (g)	(3,351,892)

		(16,633,056)

INFORMATION TECHNOLOGY - (4.0)%
136,500	ARM Holdings PLC, ADR	(5,963,685)
74,583	Check Point Software Technologies, Ltd. (g)	(6,523,775)
43,443	Diebold, Inc.	(1,255,937)
102,390	GoDaddy, Inc., Class A (g)	(3,310,269)
163,852	GrubHub, Inc. (g)	(4,117,601)
56,450	Lam Research Corp.	(4,662,770)
210,000	Twitter, Inc. (g)	(3,475,500)
35,608	VMware, Inc., Class A (g)	(1,862,654)

		(31,172,191)

MATERIALS - (1.6)%
37,089	Ball Corp.	(2,644,075)
59,000	Martin Marietta Materials, Inc.	(9,411,090)

		(12,055,165)

UTILITIES - (0.8)%
188,000	Fortis, Inc.	(5,917,105)

	Total Common Stocks (Cost $133,954,617)	(144,214,594)

	Total Securities Sold Short (Proceeds $196,694,085)	(209,794,964)

Other Assets & Liabilities, Net - 29.0%		224,332,292

Net Assets - 100.0%		774,556,317

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Equity Fund

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $344,054,801.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $15,180,245. The loaned securities were secured with cash and securities collateral of $15,654,315. Collateral is calculated based on prior day’s prices.
(d)	Options are shown at market value.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	As of March 31, 2016, $238,013,530 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(g)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
GSSIINSS	International Soft Services
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Bank of America, for which $246,000 was pledged as collateral, open at March 31, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
British Pound Future	June 2016	116	$10,420,425	$(76,863)
Euro FX Futures	June 2016	99	14,122,350	(336,807)
S&P 500 E-Mini Index	June 2016	330	33,849,750	(590,109)
Swedish Krona Future	June 2016	18	4,443,120	(112,421)

				$(1,116,200)

Written options contracts outstanding as of March 31, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Allergan PLC	$340.00	August 2016	300	10,200,000	$200,486	$(114,000)
Salesforce.com, Inc.	$75.00	April 2016	250	1,875,000	8,235	(28,500)
WRITTEN PUT OPTIONS:
Allergan PLC	$225.00	August 2016	300	6,750,000	158,572	(232,800)
EMC Corp.	$21.00	July 2016	3,500	7,350,000	225,814	(73,500)
SPDR S&P 500 ETF Trust	$176.00	April 2016	4,000	70,400,000	930,459	(12,000)
SPDR S&P 500 ETF Trust	$183.00	June 2016	5,000	91,500,000	561,240	(575,000)
SPDR S&P 500 ETF Trust	$198.00	April 2016	3,000	59,400,000	109,680	(96,000)

Total Written Options Contracts					$2,194,486	$(1,131,800)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Equity Fund

The Fund had the following swap contracts open at March 31, 2016:

Description	Underlying Basket	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Short Equity Index TRS	GSSIINSS	GSI	October 24, 2016	$(7,646,084)	$(7,848,000)	$0	$(201,916)

Total Swap Contracts							$(201,916)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Equity Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$9,815,328	$9,815,328

Total Borrowings	$9,815,328	$9,815,328

Gross amount of recognized liabilities for securities lending transactions		$9,815,328

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)
CORPORATE BONDS & NOTES (a) - 2.3%
HEALTHCARE - 2.3%
11,500,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022	8,610,625

	Total Corporate Bonds & Notes (Cost $10,101,813)	8,610,625

FOREIGN CORPORATE BONDS & NOTES (a) - 1.9%
HEALTHCARE - 1.9%
PHARMACEUTICALS - 1.9%
9,000,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025	6,952,500

	Total Foreign Corporate Bonds & Notes (Cost $7,467,676)	6,952,500

Shares
COMMON STOCKS - 86.4%
CONSUMER DISCRETIONARY - 1.3%
28,700	Service Corp. International (b)	708,316
275,000	Weight Watchers International, Inc. (c)	3,995,750

		4,704,066

CONSUMER STAPLES - 2.7%
97,773	CVS Health Corp. (b)	10,141,993

HEALTHCARE - 80.4%
Biotechnology - 16.0%
116,476	Alder Biopharmaceuticals, Inc. (c)	2,852,497
77,031	Alexion Pharmaceuticals, Inc. (b)(c)	10,724,256
493,352	Amicus Therapeutics, Inc. (b)(c)	4,168,824
80,000	Anacor Pharmaceuticals, Inc. (c)	4,276,000
83,636	BioMarin Pharmaceutical, Inc. (b)(c)	6,898,297
4,663	Celator Pharmaceuticals, Inc. (c)	51,433
55,501	Eagle Pharmaceuticals, Inc. (c)(d)	2,247,791
166,001	EPIRUS Biopharmaceuticals, Inc. (c)(d)	446,543
46,600	FibroGen, Inc. (c)(d)	992,114
121,816	MediciNova, Inc. (c)	894,129
90,000	Medivation, Inc. (c)	4,138,200
869,070	Minerva Neurosciences, Inc. (c)(d)	5,336,090
125,775	Neurocrine Biosciences, Inc. (b)(c)	4,974,401
76,769	Ophthotech Corp. (b)(c)	3,245,026
125,668	Otonomy, Inc. (b)(c)(d)	1,874,967
147,842	Portola Pharmaceuticals, Inc. (b)(c)	3,015,977
186,998	ProQR Therapeutics NV (b)(c)	912,550
55,968	Radius Health, Inc. (c)(d)	1,759,634
152,725	Raptor Pharmaceutical Corp. (c)(d)	702,535

		59,511,264

Healthcare Distributors - 3.4%
46,560	Henry Schein, Inc. (c)	8,037,653
28,389	McKesson Corp.	4,464,170

		12,501,823

Healthcare Equipment - 15.3%
51,593	ABIOMED, Inc. (b)(c)	4,891,532
17,679	Amedica Corp. (c)(d)	27,403
93,164	Baxter International, Inc.	3,827,177
175,336	Boston Scientific Corp. (c)	3,298,070
38,018	Edwards Lifesciences Corp. (b)(c)	3,353,568
8,466	Intuitive Surgical, Inc. (b)(c)	5,088,489
309,547	K2M Group Holdings, Inc. (c)	4,590,582
98,524	Medtronic PLC (b)	7,389,300
861,330	Neovasc, Inc. (b)(c)	3,677,879
99,811	Nevro Corp. (b)(c)	5,615,367
101,959	NuVasive, Inc. (b)(c)	4,960,305

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Healthcare Fund

85,896	STERIS PLC (b)	6,102,911
149,457	Zeltiq Aesthetics, Inc. (c)(d)	4,059,252

		56,881,835

Healthcare Facilities - 7.7%
58,429	Amsurg Corp. (b)(c)	4,358,803
523,934	Brookdale Senior Living, Inc. (b)(c)	8,320,072
75,508	HCA Holdings, Inc. (b)(c)	5,893,400
68,500	Kindred Healthcare, Inc. (b)	845,975
84,921	Surgical Care Affiliates, Inc. (b)(c)	3,930,144
188,115	Tenet Healthcare Corp. (c)(d)	5,442,167

		28,790,561

Healthcare Services - 10.7%
68,085	Adeptus Health, Inc., Class A (c)(d)	3,781,441
200,131	Amedisys, Inc. (b)(c)	9,674,333
83,805	AMN Healthcare Services, Inc. (c)	2,816,686
317,468	Envision Healthcare Holdings, Inc. (b)(c)	6,476,347
80,969	Laboratory Corp. of America Holdings (b)(c)	9,483,899
2,647,999	MYnd Analytics, Inc. (c)(e)	158,880
105,000	Quest Diagnostics, Inc.	7,502,250

		39,893,836

Healthcare Supplies - 3.6%
17,417	Cooper Cos., Inc. (The)	2,681,695
426,232	LDR Holding Corp. (b)(c)(d)	10,864,654

		13,546,349

Healthcare Technology - 0.8%
14,475	athenahealth, Inc. (c)(d)	2,008,840
592,599	Streamline Health Solutions, Inc. (b)(c)	835,565

		2,844,405

Life Sciences Tools & Services - 3.6%
16,559	Mettler-Toledo International, Inc. (b)(c)	5,708,881
55,187	Thermo Fisher Scientific, Inc. (b)	7,813,927

		13,522,808

Managed Healthcare - 5.8%
85,184	Centene Corp. (b)(c)	5,244,779
40,000	Humana, Inc.	7,318,000
68,938	United Health Group, Inc. (b)	8,886,108

		21,448,887

Pharmaceuticals - 13.5%
93,203	Akorn, Inc. (c)	2,193,067
18,326	Allergan PLC (b)(c)	4,911,918
200,000	AstraZeneca PLC ADR (d)	5,632,000
60,404	Bristol-Myers Squibb Co. (b)	3,858,608
98,253	Catalent, Inc. (c)	2,620,407
233,491	Collegium Pharmaceutical, Inc. (c)(d)	4,237,862
388,765	Endocyte, Inc. (b)(c)(d)	1,205,171
825,000	HLS Therapeutics Inc. (c)(e)	4,727,250
64,886	Pacira Pharmaceuticals, Inc. (c)	3,437,660
400,000	Pfizer, Inc. (b)	11,856,000
32,568	Shire PLC ADR	5,598,439

		50,278,382

		299,220,150

INFORMATION TECHNOLOGY - 2.0%
100,000	salesforce.com, Inc. (c)	7,383,000

	Total Common Stocks (Cost $327,458,032)	321,449,209

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Healthcare Fund

MASTER LIMITED PARTNERSHIPS (e) - 0.0%
HEALTHCARE - 0.0%
1,068,076	Genesys Ventures IA, LP	74,338

	Total Master Limited Partnerships (Cost $ — )	74,338

Units
RIGHTS (b)(c) - 0.0%
HEALTHCARE - 0.0%
69,326	Wright Medical Group NV, expires 03/01/2019	85,271

	Total Rights (Cost $188,242)	85,271

WARRANTS (c) - 0.9%
HEALTHCARE - 0.9%
Biotechnology - 0.9%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	—
1,717,910	Galena Biopharma Inc., expires 03/18/2020	1,317,122
1,155,015	Minerva Neurosciences, Inc., expires 03/18/2017	1,847,655
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	—

		3,164,777

Life Sciences Tools & Services - 0.0%
40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	—
30,000	pSivida Corp., expires 01/19/2016	—

		—

PHARMACEUTICALS - 0.0%
521,727	Neostem, Inc., expires 07/19/2016	1

		3,164,778

	Total Warrants (Cost $144,377)	3,164,778

Contracts
PURCHASED CALL OPTIONS (f) - 0.0%
HEALTHCARE - 0.0%
924	Portola Pharmaceuticals, Inc., Strike price $30.00, expires 04/15/16	9,240
935	Portola Pharmaceuticals, Inc., Strike price $35.00, expires 04/15/16	4,675

		13,915

	Total Purchased Call Options (Cost $1,269,710)	13,915

Shares
REGISTERED INVESTMENT COMPANIES (g) - 7.5%
27,927,177	State Street Navigator Prime Securities Lending Portfolio	27,927,177

	Total Registered Investment Companies (Cost $27,927,177)	27,927,177

CASH EQUIVALENTS - 16.6%
61,635,074	State Street Institutional Liquid Reserves Fund	61,635,074

	Total Cash Equivalents (Cost $61,635,074)	61,635,074

Total Investments - 115.6% (Cost $436,192,101)		429,912,887

SECURITIES SOLD SHORT (h) - (48.9)%
COMMON STOCKS - (48.9)%
HEALTHCARE - (47.2)%
Biotechnology - (15.7)%
160,000	ACADIA Pharmaceuticals, Inc. (i)	(4,473,600)
131,460	Agios Pharmaceuticals, Inc. (i)	(5,337,276)
272,887	AMAG Pharmaceuticals, Inc. (i)	(6,385,556)
67,179	Axovant Sciences, Ltd. (i)	(771,215)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Healthcare Fund

79,901	Celgene Corp. (i)	(7,997,291)
106,392	Cepheid (i)	(3,549,237)
29,234	Editas Medicine, Inc. (i)	(1,009,742)
402,712	Galena Biopharma, Inc. (i)	(547,688)
143,852	Halozyme Therapeutics, Inc. (i)	(1,362,278)
204,751	ImmunoGen, Inc. (i)	(1,744,479)
50,000	Incyte Corp., Ltd. (i)	(3,623,500)
32,797	Insys Therapeutics, Inc. (i)	(524,424)
100,000	Intrexon Corp. (i)	(3,389,000)
69,572	Juno Therapeutics, Inc. (i)	(2,649,998)
74,831	Kite Pharma, Inc. (i)	(3,435,491)
150,000	MediciNova, Inc. (i)	(1,101,000)
149,184	NantKwest, Inc. (i)	(1,226,293)
13,101	Regeneron Pharmaceuticals, Inc. (i)	(4,722,124)
58,178	Spark Therapeutics, Inc. (i)	(1,716,833)
36,877	Vertex Pharmaceuticals, Inc. (i)	(2,931,353)

		(58,498,378)

Healthcare Equipment - (3.8)%
60,569	Stryker Corp.	(6,498,448)
71,924	Zimmer Holdings, Inc.	(7,669,256)

		(14,167,704)

HEALTHCARE FACILITIES - (1.4)%
428,370	Select Medical Holdings Corp.	(5,059,050)

Healthcare Services - (4.3)%
107,078	Express Scripts Holding Co. (i)	(7,355,188)
118,002	MEDNAX, Inc. (i)	(7,625,289)
25,672	Team Health Holdings, Inc. (i)	(1,073,347)

		(16,053,824)

HEALTHCARE SUPPLIES - (1.4)%
101,126	Neogen Corp. (i)	(5,091,694)

Healthcare Technology - (1.7)%
92,100	Computer Programs & Systems, Inc.	(4,800,252)
60,757	Veeva Systems, Inc., Class A (i)	(1,521,355)

		(6,321,607)

Life Sciences Tools & Services - (2.6)%
91,482	Cambrex Corp. (i)	(4,025,208)
292,633	Luminex Corp. (i)	(5,677,080)

		(9,702,288)

Pharmaceuticals - (16.3)%
75,040	AbbVie, Inc.	(4,286,285)
111,797	Concordia Healthcare Corp. (i)	(2,862,003)
44,777	Jazz Pharmaceuticals PLC (i)	(5,845,637)
40,000	Johnson & Johnson	(4,328,000)
139,734	Mallinckrodt PLC (i)	(8,562,900)
366,500	Meda AB, Class A	(6,831,158)
110,000	Merck & Co., Inc.	(5,820,100)
230,719	Nektar Therapeutics (i)	(3,172,386)
55,939	Perrigo Co. PLC	(7,156,276)
255,741	Sagent Pharmaceuticals, Inc. (i)	(3,112,368)
110,000	Sanofi ADR	(4,417,600)
24,028	WaVe Life Sciences, Ltd. (i)	(333,509)
89,600	Zoetis, Inc.	(3,971,968)

		(60,700,190)

		(175,594,735)

Financial - (1.7)%
55,219	Main Street Capital Corp.	(1,731,116)
67,782	Omega Healthcare Investors, Inc., REIT	(2,392,704)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Healthcare Fund

102,100	Sabra Health Care REIT, Inc., REIT	(2,051,189)

		(6,175,009)

	Total Common Stocks (Cost $176,432,547)	(181,769,744)

	Total Securities Sold Short (Proceeds $176,432,547)	(181,769,744)

Other Assets & Liabilities, Net - 33.3%		123,882,818

Net Assets - 100.0%		372,025,961

(a)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $15,563,125 or 4.2% of net assets.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $163,550,807.
(c)	Non-income producing security.
(d)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $0. The loaned securities were secured with cash and securities collateral of $28,313,483. Collateral is calculated based on prior day’s prices.
(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,960,468, or 1.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2016.
(f)	Options are shown at market value.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	As of March 31, 2016, $144,969,341 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Long/Short Healthcare Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$27,927,177	$27,927,177

Total Borrowings	$27,927,177	$27,927,177

Gross amount of recognized liabilities for securities lending transactions		$27,927,177

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 61.8%
CHEMICALS - 3.1%
5,104,241	Axalta Coating Systems US Holdings, Inc. Term Loan 3.75%, 02/01/2020	5,080,506
2,003,305	MacDermid, Inc. Tranche B First Lien Term Loan 5.50%, 06/07/2020	1,941,012
785,511	Term Loan B-2 5.50%, 06/07/2020	761,212
4,375,000	Minerals Technologies, Inc. Term Loan 4.75%, 05/09/2021	4,372,266
5,514,587	Univar, Inc. Term Loan 4.25%, 07/01/2022	5,451,693

		17,606,689

COMMERCIAL SERVICE - 0.2%
1,090,909	GCA Services Group, Inc. Term Loan 5.75%, 03/01/2023	1,096,364

CONSUMER PRODUCTS - 0.7%
1,592,000	KIK Custom Products, Inc. Term Loan B 6.00%, 08/26/2022	1,539,591
3,120,361	SRAM LLC Term Loan B 4.01%, 04/10/2020	2,597,701

		4,137,292

ENERGY - 2.4%
8,788,693	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	4,614,064
9,666,718	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/16/2021	5,763,781
5,449,240	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	1,008,109
4,955,170	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021 (b)	2,213,896

		13,599,850

FINANCIAL - 2.0%
1,027,397	Global Payments Inc. Term Loan B 1.00%, 03/23/2023 (b)	1,034,250
3,520,588	LPL Holdings, Inc. Incremental Term Loan B 4.75%, 11/20/2022	3,476,581
7,147,537	National Financial Partners Corp. Term Loan B 4.50%, 07/01/2020	7,002,799

		11,513,630

FOOD & DRUG - 0.3%
1,496,250	Pinnacle Foods Finance LLC Incremental Term Loan I 3.75%, 01/13/2023	1,503,986

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

FOREST PRODUCTS & CONTAINERS - 1.9%
7,485,031	BWAY Holding Co., Inc. Initial Term Loan B 5.50%, 08/14/2020	7,279,193
3,533,147	Signode Industrial Group US, Inc. Initial Term Loan B 3.75%, 05/01/2021	3,440,401

		10,719,594

GAMING & LEISURE - 2.2%
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan (c)	1,228,474
22,925,890	First Lien Tranche A Credit-Linked Deposit (c)	573,147
7,000,000	Second Lien Term Loan (c)(d)	—
11,401,973	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)(e)	4,646,304
6,691,961	Scientific Games International, Inc. Initial Term Loan B-1 6.00%, 10/18/2020	6,502,712

		12,950,637

HEALTHCARE - 7.8%
1,918,269	Acadia Healthcare Co., Inc. Term Loan B-2 4.50%, 02/16/2023	1,926,662
1,443,636	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	1,412,504
38,357,157	CCS Medical, Inc. First Lien Term Loan 10.50%, 03/31/2017 (d)(e)	24,740,366
1,103,820	Hill-Rom Holdings, Inc. 3.50%, 09/08/2022	1,107,617
5,205,923	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.50%, 05/04/2018	5,187,207
6,578,071	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	5,470,752
5,351,351	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan F-1 4.00%, 04/01/2022	5,072,653

		44,917,761

HOUSING - 2.1%
5,260,982	Builders FirstSource, Inc. Term Loan B 6.00%, 07/31/2022	5,239,070
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan 0.00%, 08/01/2016 (d)	4,000,000
6,747,727	LBREP/L-SunCal Master I LLC First Lien Term Loan B (c)(d)	—
2,621,497	Nevada Land Group LLC Second Lien Initial Term Loan 10.00%, 11/12/2016 (d)(e)	—
4,803,597	First Lien Initial Term Loan 40.43%, 11/10/2016 (e)	2,906,176

		12,145,246

INFORMATION TECHNOLOGY - 5.1%
4,000,000	Avago Technologies Cayman, Ltd. Term Loan B-1 4.25%, 02/01/2023	3,985,680
4,940,768	Avaya, Inc. Term Loan B7 6.25%, 05/29/2020	3,325,310

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

2,605,871	Dell International LLC Term Loan B-2 4.00%, 04/29/2020	2,607,265
6,518,581	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	6,502,317
4,911,967	Second Lien Term Loan 9.75%, 04/30/2020	4,905,827
3,465,145	SS&C Technologies, Inc. Term Loan B-1 4.01%, 07/08/2022	3,476,251
502,293	Term Loan B-2 4.02%, 07/08/2022	503,903
4,166,667	Western Digital Corp. Term Loan B 1.00%, 03/16/2023 (b)	4,123,708

		29,430,261

MANUFACTURING - 1.3%
5,242,229	Doncasters U.S. Finance LLC Term Loan B 4.50%, 04/09/2020	4,853,413
2,703,448	Second Lien Term Loan 9.50%, 10/09/2020	2,470,276

		7,323,689

MEDIA & TELECOMMUNICATIONS - 7.1%
2,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	1,552,167
2,251,261	Endurance Business Media, Inc. Term Loan 0.00%, 12/15/2016 (d)(e)	—
3,990,000	Gray Television, Inc. Term Loan C 4.25%, 06/13/2021	4,001,232
8,571,429	iHeartCommunications, Inc. Tranche D Term Loan 7.18%, 01/30/2019	5,972,143
2,000,000	Level 3 Financing, Inc. Tranche B-III Term Loan 4.00%, 08/01/2019	2,006,670
5,000,000	Tranche B Term Loan 4.00%, 01/15/2020	5,020,325
705,882	Term Loan B-2 3.50%, 05/31/2022	705,441
4,673,778	Media General, Inc. Term Loan B 4.00%, 07/31/2020	4,672,609
6,952,941	Mediacom Illinois LLC Tranche G Term Loan 3.50%, 06/30/2021	6,921,062
3,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 5.13%, 06/26/2020 (f)	2,983,125
2,156,757	T-Mobile USA, Inc. Term Loan B 3.50%, 11/09/2022	2,167,713
5,102,669	Univision Communications, Inc. Incremental Term Loan C-3 4.00%, 03/01/2020	5,060,674

		41,063,161

METALS & MINERALS - 0.7%
10,644,426	Arch Coal, Inc. Term Loan B (c)	3,867,492

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

RETAIL - 5.9%
3,177,519	Academy, Ltd. 5.00%, 07/01/2022	3,037,501
6,574,347	Albertson’s LLC Term Loan B-4 5.50%, 08/25/2021	6,592,426
3,885,012	Dollar Tree, Inc. Term Loan B2 4.25%, 07/06/2022	3,890,276
10,309,378	JC Penney Corp., Inc. First Lien Term Loan 6.00%, 05/22/2018	10,348,038
3,000,000	Mattress Holding Corp. Incremental Term Loan 6.25%, 10/20/2021	2,985,000
5,001,502	Men’s Wearhouse, Inc. (The) Term Loan 5.00%, 06/18/2021	4,751,427
2,992,424	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020 (b)	2,430,088

		34,034,756

SERVICE - 14.1%
4,356,163	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,326,672
5,913,710	Advantage Sales & Marketing, Inc. First Lien Term Loan 4.25%, 07/23/2021	5,822,255
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,496,800
3,754,717	AlixPartners LLP 4.50%, 07/28/2022	3,752,370
8,467,525	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	7,874,798
4,440,058	First Data Corp. Dollar Term Loan 3.93%, 03/24/2018	4,438,948
1,000,000	Term Loan 3.93%, 09/24/2018	999,690
2,000,000	Term Loan 4.18%, 07/08/2022	1,990,750
4,324,324	KAR Auction Services, Inc. Term Loan B-3 1.00%, 03/09/2023 (b)	4,344,130
7,735,294	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	7,309,853
5,251,897	ServiceMaster Co. (The) Initial Term Loan B 4.25%, 07/01/2021	5,259,118
9,690,081	Spin Holdco, Inc. First Lien Initial Term Loan B 4.25%, 11/14/2019	9,462,364
1,313,804	WASH Multifamily Laundry Systems, LLC First Lien Term Loan 4.25%, 05/14/2022	1,287,527
265,924	Second Lien Term Loan 8.00%, 05/14/2023	252,628
230,085	First Lien Term Loan 4.25%, 05/14/2022	225,484
46,576	Second Lien Term Loan 8.00%, 05/12/2023	44,247
27,571,797	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	20,485,845

		81,373,479

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

TRANSPORTATION - 0.5%
2,997,449	Dealer Tire LLC Initial Term Loan B 5.50%, 12/22/2021	3,001,196
26,954	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 04/30/2016 (d)	26,280

		3,027,476

UTILITY - 4.4%
4,962,500	Calpine Corp. Term Loan B 3.50%, 05/27/2022	4,909,773
2,500,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022	1,962,500
13,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 4.92%, 10/10/2016	3,694,145
46,127,210	Extended Term Loan 4.92%, 10/10/2017	13,376,891
1,511,972	TPF II Power LLC Term Loan B 5.50%, 10/02/2021	1,482,678

		25,425,987

	Total U.S. Senior Loans (Cost $524,353,227)	355,737,350

Principal Amount
FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS (a) - 5.0%
CANADA - 0.4%
USD	Valeant Pharmaceuticals International, Inc.
	Tranche B Term Loan E-1
2,233,854	3.75%, 08/05/2020	2,113,784

GERMANY - 0.1%
EUR	Schieder Mobel Holding GmbH
	Delayed Draw Term Loan
334,902	0.00%, 07/20/2017 (d)	299,357

LUXEMBOURG - 2.8%
USD	Endo Luxembourg Finance Company I S.a r.l.
	Term Loan B
4,750,000	3.75%, 09/26/2022	4,686,920
4,605,195	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	3,714,850
8,092,965	Travelport Finance S.a.r.l. Initial Term Loan B 5.75%, 09/02/2021	8,099,035

		16,500,805

MARSHALL ISLANDS - 1.7%
USD	Drillships Financing Holding, Inc.
	Term Loan B-1
6,968,278	6.00%, 03/31/2021	2,521,680
8,390,625	Drillships Ocean Ventures, Inc. Term Loan B 5.50%, 07/25/2021	3,864,974
3,790,747	OSG International, Inc. Exit Term Loan B 5.75%, 08/05/2019	3,719,670

		10,106,324

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

UNITED KINGDOM - 0.0%
GBP	Henson No. 4, Ltd.
1,026,066	Term Loan Facility B (c)(d)	19,426
1,038,898	Term Loan Facility C (c)(d)	19,269

		38,695

	Total Foreign Denominated or Domiciled Senior Loans (Cost $40,712,974)	29,058,965

Principal Amount ($)
COLLATERALIZED LOAN OBLIGATIONS (g)(h) - 11.2%
750,000	Acis CLO, Ltd. Series 2014-4A, Class D 3.72%, 05/01/2026 (n)	503,888
3,000,000	Series 2014-3A, Class D 3.74%, 02/01/2026 (n)	2,182,500
2,000,000	Series 2014-5A, Class D 4.96%, 11/01/2026 (n)	1,623,333
2,000,000	Series 2014-4A, Class E 5.42%, 05/01/2026 (n)	1,135,000
3,000,000	Series 2013-1A, Class E 6.22%, 04/18/2024 (n)	2,013,750
2,500,000	Allegro CLO, Ltd. Series 2014-1A, Class E 7.37%, 01/21/2027	1,751,750
1,500,000	Anchorage Capital CLO 7, Ltd. Series 2015-7A, Class E 1 5.62%, 10/15/2027	1,174,950
1,000,000	Apidos CLO Series 2013-12A, Class F 5.52%, 04/15/2025	576,000
1,000,000	Apidos CLO XXI Series 2015-21A, Class E 7.07%, 07/18/2027	678,400
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.52%, 04/18/2027	1,670,000
3,200,000	Catamaran CLO, Ltd. Series 2012-1A, Class E 5.82%, 12/20/2023	2,386,208
2,000,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 4.27%, 07/15/2027	1,670,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.92%, 04/15/2021	812,300
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.37%, 04/13/2025	1,528,760
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 6.22%, 10/17/2026	667,400
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 2.12%, 05/01/2022 (n)	2,423,760
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 7.12%, 01/15/2027	775,635
3,000,000	Flagship CLO, Ltd. Series 2014-8A, Class D 4.32%, 01/16/2026	2,370,000
2,000,000	Series 2013-7A, Class E 5.37%, 01/20/2026	1,210,000
3,500,000	Series 2014-8A, Class E 5.82%, 01/16/2026	2,082,500
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.67%, 04/15/2025	830,000
1,500,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.77%, 10/22/2025	787,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.75%, 11/18/2026	1,740,000
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.37%, 11/12/2019 (n)	934,964
3,000,000	KVK CLO, Ltd. Series 2015-1A, Class D 4.62%, 05/20/2027	2,565,000
5,000,000	Series 2015-1A, Class E 6.37%, 05/20/2027	3,600,000
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 4.27%, 04/18/2019	1,860,000
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 5.28%, 06/02/2025	1,860,000
1,525,000	OZLM XII, Ltd. Series 2015-12A, Class C 4.32%, 04/30/2027	1,274,748
1,000,000	Series 2015-12A, Class D 6.02%, 04/30/2027	793,000
1,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.77%, 06/22/2025	632,500
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.82%, 10/15/2026	803,286
2,500,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class C 5.38%, 10/30/2026	2,200,000
1,000,000	Series 2014-1A, Class D 7.62%, 10/30/2026	767,200
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.62%, 11/01/2021 (n)	1,243,613
5,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.52%, 07/15/2026	4,360,000
3,000,000	Series 2014-2A, Class E 5.87%, 07/15/2026	2,200,500
3,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.67%, 01/16/2027	2,130,000
2,000,000	Westchester CLO, Ltd. Series 2007-1A, Class D 2.97%, 08/01/2022 (n)	1,765,600
1,990,069	Series 2007-1A, Class E 4.92%, 08/01/2022 (n)	1,697,973
2,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 6.07%, 07/25/2026	1,420,600

	Total Collateralized Loan Obligations (Cost $80,804,486)	64,702,618

CORPORATE BONDS & NOTES - 5.3%
CHEMICALS - 1.3%
8,482,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	6,170,655
1,947,500	4.69%, 04/24/2022 (i)	1,158,762

		7,329,417

ENERGY - 0.0%
5,788,000	Arch Coal, Inc. (c)	39,793
3,000,000	Venoco, Inc. (c)	90,000

		129,793

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

HEALTHCARE - 1.0%
7,750,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (g)	5,802,812

INFORMATION TECHNOLOGY - 0.2%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (g)	1,428,438

RETAIL - 0.3%
2,000,000	Men’s Wearhouse, Inc. (The) 7.00%, 07/01/2022	1,705,000

TELECOMMUNICATIONS - 0.3%
6,696,956	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	1,540,300

UTILITY - 2.2%
15,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)(i)	9,672,000
	Texas Competitive Electric Holdings Co. LLC
20,000,000	11/01/2015 (c)	750,000
8,000,000	10/01/2020 (c)(g)	2,340,000

		12,762,000

	Total Corporate Bonds & Notes (Cost $57,193,319)	30,697,760

Principal Amount
FOREIGN CORPORATE BONDS & NOTES - 0.2%
LUXEMBOURG - 0.2%
USD
	Intelsat Jackson Holdings SA
1,924,000	6.63%, 12/15/2022	1,038,960

	Total Foreign Corporate Bonds & Notes (Cost $1,104,124)	1,038,960

Shares
CLAIMS (j) - 0.0%
TELECOMMUNICATIONS - 0.0%
3,791,858	Wind Telecomunicazione SpA Trade Claim Facility 3692	221,179

	Total Claims (Cost $2,050,955)	221,179

COMMON STOCKS (k) - 7.2%
ENERGY - 0.0%
1,118,286	Value Creation, Inc. (d)	1

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (d)(e)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (d)(e)	—
436	LLV Holdco LLC - Series B, Membership Interest (d)(e)	—

		—

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc. (d)(e)	11,387

HOUSING - 0.9%
1,648,350	CCD Equity Partners LLC (d)	5,373,621
70,480	Las Vegas Land Holdings LLC (d)(e)	4,405
8	Nevada Land Group LLC (d)(e)	—

		5,378,026

MEDIA & TELECOMMUNICATIONS - 6.2%
501,736	Metro-Goldwyn-Mayer, Inc., Class A (f)	35,654,614

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

REAL ESTATE - 0.0%
926,956	Allenby (d)(e)	1
6,354,853	Claymore (d)(e)	6

		7

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (d)	6,959

UTILITY - 0.1%
10,378	Entegra TC LLC, Class A	280,206
286,159	Entegra TC LLC, Class B	1,002

		281,208

	Total Common Stocks (Cost $326,507,339)	41,332,202

Units
WARRANTS (d)(e)(k) - 0.0%
GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $ — )	—

Shares
REGISTERED INVESTMENT COMPANIES (l) - 0.6%
3,336,995	State Street Navigator Prime Securities Lending Portfolio	3,336,995

	Total Registered Investment Companies (Cost $3,336,995)	3,336,995

CASH EQUIVALENTS - 8.5%
48,858,894	State Street Institutional Liquid Reserves Fund	48,858,894

	Total Cash Equivalents (Cost $48,858,894)	48,858,894

Total Investments - 99.8% (Cost $1,084,922,313)		574,984,923

SECURITIES SOLD SHORT (m) - (0.2)%

Principal Amount ($)
FOREIGN CORPORATE BONDS - (0.2)%
LUXEMBOURG - (0.2)%
USD
(1,925,000)	Intelsat Jackson Holdings SA 5.50%, 08/01/2023	(1,169,437)

	Total Foreign Corporate Bonds (Proceeds $1,212,750)	(1,169,437)

	Total Securities Sold Short (Proceeds $1,212,750)	(1,169,437)

Other Assets & Liabilities, Net - 0.4%		2,313,381

Net Assets - 100.0%		576,128,867

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $39,147,382, or 6.8% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2016.
(e)	Affiliated issuer. Assets with a total aggregate market value of $32,308,645, or 5.6% of net assets, were affiliated with the Fund as of March 31, 2016.
(f)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $83,945,868 or 14.6% of net assets.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2016.
(i)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $3,282,447. The loaned securities were secured with cash collateral of $3,336,995. Collateral is calculated based on prior day’s prices.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Non-income producing security.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)	As of March 31, 2016, $2,425,593 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(n)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound
USD	United States Dollar
Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$3,336,995	$3,336,995

Total Borrowings	$3,336,995	$3,336,995

Gross amount of recognized liabilities for securities lending transactions		$3,336,995

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 38.0%
ENERGY - 8.8%
956,890	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	502,367
3,000,000	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/16/2021	1,788,750
8,024,889	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	1,484,604
1,646,784	Seadrill Partners Finco LLC Initial Term Loan 4.00%, 02/21/2021 (b)	735,759

		4,511,480

INFORMATION TECHNOLOGY - 4.2%
997,481	AF Borrower LLC First Lien Term Loan 6.25%, 01/28/2022	975,038
1,795,923	Avaya, Inc. Term Loan B-7 6.25%, 05/29/2020	1,208,718

		2,183,756

MEDIA & TELECOMMUNICATIONS - 4.0%
1,471,169	Getty Images, Inc. Initial Term Loan 4.75%, 10/18/2019 (b)	1,100,493
1,350,000	iHeartCommunications, Inc. Tranche D Term Loan 7.18%, 01/30/2019	940,613

		2,041,106

RETAIL - 4.6%
2,908,787	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	2,362,168

SERVICE - 5.0%
3,471,338	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	2,579,204

TELECOMMUNICATIONS - 1.3%
657,900	TerreStar Corp. Term Loan A 5.50%, 02/27/2020 (c)	655,269

TRANSPORTATION - 1.5%
1,000,000	Quality Distribution, Inc. Second Lien Term Loan 9.50%, 07/20/2023	750,000

UTILITY - 8.6%
15,190,310	Texas Competitive Electric Holdings Co. LLC Extended Term Loan (d)	4,405,190

	Total U.S. Senior Loans (Cost $31,645,024)	19,488,173

Principal Amount
FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS (a) - 5.0%
LUXEMBOURG - 2.8%
USD	Evergreen Skills Lux S.a.r.l.
	First Lien Initial Term Loan
972,887	5.75%, 04/28/2021	784,794

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Opportunistic Credit Fund

1,000,000	Second Lien Initial Term Loan 9.25%, 04/28/2022	475,000
180,420	Travelport Finance S.a.r.l. Initial Term Loan B 5.75%, 09/02/2021	180,555

		1,440,349

MARSHALL ISLANDS - 2.2%
USD	Drillships Financing Holding, Inc.
	Term Loan B-1
1,545,573	6.00%, 03/31/2021 (b)	559,312
1,241,772	Drillships Ocean Ventures, Inc. Term Loan B 1.00%, 07/25/2021 (b)	571,998

		1,131,310

	Total Foreign Denominated or Domiciled Senior Loans (Cost $3,446,878)	2,571,659

Principal Amount ($)
COLLATERALIZED LOAN OBLIGATIONS (e)(f) - 18.0%
1,500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.42%, 07/15/2026	976,140
500,000	Avery Point VI CLO, Ltd. Series 2015-6A, Class F 7.42%, 08/05/2027	313,000
1,000,000	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.03%, 11/25/2051 (g)	710,000
1,600,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.37%, 05/20/2027	1,152,000
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 5.12%, 04/18/2026	1,640,715
1,000,000	Race Point VIII CLO, Ltd. Series 2013-8A, Class E 5.47%, 02/20/2025	742,600
1,000,000	Recette CLO LLC Series 2015-1A, Class F 7.87%, 10/20/2027	726,800
2,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.77%, 06/22/2025	1,265,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 4.92%, 08/01/2022 (g)	1,697,974

	Total Collateralized Loan Obligations (Cost $11,481,673)	9,224,229

CORPORATE BONDS & NOTES - 14.8%
CHEMICALS - 3.3%
700,000 2,000,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021 4.69%, 04/24/2022 (h)	509,250 1,190,000

		1,699,250

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
1,000,000	Laureate Education, Inc. 9.25%, 09/01/2019 (e)(h)	740,000

ENERGY - 0.0%
464	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (e)	144

HEALTHCARE EQUIPMENT & SERVICES - 1.5%
1,000,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (e)	748,750

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Opportunistic Credit Fund

RETAIL - 1.8%
999,700	Guitar Center, Inc. 6.50%, 04/15/2019 (e)	904,729

TELECOMMUNICATION SERVICES - 2.3%
5,110,802	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	1,175,484

UTILITIES - 4.5%
2,437,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (e)	1,510,940
	Texas Competitive Electric Holdings Co. LLC
1,881,300	11/01/2015 (d)	696,722
467,000	11/01/2016 (d)	16,345
3,000,000	04/01/2021 (d)	116,250

		2,340,257

	Total Corporate Bonds & Notes (Cost $13,866,341)	7,608,614

Principal Amount
FOREIGN CORPORATE BONDS & NOTES - 4.3%
ARGENTINA - 3.9%
USD
2,000,000	YPF Sociedad Anonima 8.50%, 03/23/2021 (e)(h)	2,007,500

LUXEMBOURG - 0.4%
USD
384,000	Intelsat Jackson Holdings SA 6.63%, 12/15/2022	207,360

NETHERLANDS - 0.0%
USD
	Celtic Pharma Phinco BV
220,068	06/15/2012 (d)(e)	2,201
97,918	07/15/2016 (c)(d)(e)	—

		2,201

	Total Foreign Corporate Bonds & Notes (Cost $2,432,931)	2,217,061

Shares
COMMON STOCKS - 12.3%
CAPITAL GOODS - 0.8%
25,000	BMC Stock Holdings, Inc. (b)(h)(i)	415,500

CHEMICALS - 1.2%
90,492	MPM Holdings, Inc. (i)	633,444

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
24,889	Pendrell Corp. (i)	13,191

ENERGY - 2.9%
19,850	Kinder Morgan, Inc. (h)	354,521
391,913	Overseas Shipholding Group, Inc., Class A (e)	736,796
8,750	SemGroup Corp., Class A	196,000
7,050	Targa Resources Corp.	210,513

		1,497,830

MATERIALS - 3.2%
6,632	Euramax International, Inc. (c)(i)	1,614,264

MEDIA - 0.9%
6,363	Metro-Goldwyn-Mayer, Inc., Class A (i)(j)	452,171

TELECOMMUNICATION SERVICES - 3.1%
5,082	TerreStar Corporation (c)(i)(j)	1,583,551

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Opportunistic Credit Fund

UTILITIES - 0.2%
3,322	Entegra TC LLC, Class A (i)	89,694

	Total Common Stocks (Cost $10,615,349)	6,299,645

PREFERRED STOCKS (e)(g) - 1.7%
FINANCIAL - 1.7%
1,500	Grayson CLO, Ltd.	468,750
1,000	Westchester CLO, Ltd.	400,000

		868,750

	Total Preferred Stocks (Cost $1,443,578)	868,750

MASTER LIMITED PARTNERSHIPS - 2.0%
ENERGY - 2.0%
21,700	Energy Transfer Equity LP	154,721
9,850	Energy Transfer Partners LP	318,549
21,500	Enterprise Products Partners LP	529,330

		1,002,600

HEALTHCARE EQUIPMENT & SERVICES - 0.0%
141,000	Genesys Ventures IA, LP (c)	9,814

	Total Master Limited Partnerships (Cost $1,708,970)	1,012,414

Units
WARRANTS (i) - 0.0%
ENERGY - 0.0%
180,000	Kinder Morgan, Inc., expires 05/25/2017	6,570

	Total Warrants (Cost $695,412)	6,570

Shares
REGISTERED INVESTMENT COMPANIES (k) - 3.2%
1,668,863	State Street Navigator Prime Securities Lending Portfolio	1,668,863

	Total Registered Investment Companies (Cost $1,668,863)	1,668,863

CASH EQUIVALENTS - 1.5%
781,784	State Street Institutional Liquid Reserves Fund	781,784

	Total Cash Equivalents (Cost $781,784)	781,784

Total Investments - 100.8% (Cost $79,786,803)		51,747,762

SECURITIES SOLD SHORT (l) - (2.9)%

Principal Amount ($)
CORPORATE BONDS & NOTES - (2.4)%
PACKING & CONTAINERS - (2.4)%
(400,000)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25%, 02/15/2021 (e)	(412,000)
(800,000)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25%, 02/15/2021	(824,000)

		(1,236,000)

	Total Corporate Bonds & Notes (Proceeds $1,231,400)	(1,236,000)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Opportunistic Credit Fund

Principal Amount
FOREIGN CORPORATE BONDS - (0.5)%
LUXEMBOURG - (0.5)%
USD
(384,000)	Intelsat Jackson Holdings SA 5.50%, 08/01/2023	(233,280)

	Total Foreign Corporate Bonds (Proceeds $241,920)	(233,280)

	Total Securities Sold Short (Proceeds $1,473,320)	(1,469,280)

Other Assets & Liabilities, Net - 2.1%		1,071,444

Net Assets - 100.0%		51,349,926

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,862,898, or 7.5% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2016.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $16,332,039 or 31.8% of net assets.
(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2016.
(g)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(h)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $1,673,136. The loaned securities were secured with cash collateral of $1,668,863. Collateral is calculated based on prior day’s prices.
(i)	Non-income producing security.
(j)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(k)	Represents investments of cash collateral received in connection with securities lending.
(l)	As of March 31, 2016, $1,491,431 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”

Currency Abbreviations:
USD	United States Dollar

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Opportunistic Credit Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$1,336,250	$1,336,250
Common Stock	332,613	332,613

Total Borrowings	$1,668,863	$1,668,863

Gross amount of recognized liabilities for securities lending transactions		$1,668,863

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”) and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). The Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF are reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisers, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of each Fund’s portfolio securities as of each Fund’s reporting period end date that became available prior to the completion of this report that was not available at the time each Fund’s NAV as of reporting period end date was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2016, the Funds’ investments consisted of senior loans, collateralized loan obligations, corporate bonds and notes, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, equity swaps and options. The fair value of the Funds’ loans, bonds and collateralized loan obligations are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and collateralized loan obligations that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last traded price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2016 is as follows:

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Long/Short Equity Fund

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$746,743,061	$746,743,061	$—	$—
Purchased Call Options	416,000	416,000	—	—
Purchased Put Options	3,044,600	3,044,600
Registered Investment Companies	9,815,328	9,815,328	—	—

Total Assets	760,018,989	760,018,989	—	—

Liabilities
Securities Sold Short(1)	(209,794,964)	(209,794,964)	—	—
Other Financial Instruments
Futures
Equity Contracts	(1,116,200)	(1,116,200)
Written Option Contracts			—	—
Equity Contracts	(1,131,800)	(1,131,800)
Swap Contracts
Equity Contracts	(201,916)	—	(201,916)	—

Total Liabilities	(212,244,880)	(212,042,964)	(201,916)	—

Total	$547,774,109	$547,976,025	$(201,916)	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Long/Short Healthcare Fund

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Corporate Bonds & Notes(1)	$8,610,625	$—	$8,610,625	$—
Foreign Corporate Bonds & Notes(1)	6,952,500	—	6,952,500	—
Common Stocks
Consumer Discretionary	4,704,066	4,704,066	—	—
Consumer Staples	10,141,993	10,141,993
Healthcare
Biotechnology	59,511,264	59,511,264	—	—
Healthcare Distributors	12,501,823	12,501,823	—	—
Healthcare Equipment	56,881,835	56,881,835	—	—
Healthcare Facilities	28,790,561	28,790,561	—	—
Healthcare Services	39,893,836	39,734,956	—	158,880
Healthcare Supplies	13,546,349	13,546,349	—	—
Healthcare Technology	2,844,405	2,844,405	—	—
Life Sciences Tools & Services	13,522,808	13,522,808	—	—
Managed Healthcare	21,448,887	21,448,887	—	—
Pharmaceuticals	50,278,382	45,551,132	—	4,727,250
Information Technology	7,383,000	7,383,000	—	—
Master Limited Partnerships(1)	74,338	—	—	74,338
Rights(1)
Equity Contracts	85,271	85,271	—	—
Warrants
Healthcare
Biotechnology	3,164,777	—	1,847,655	1,317,122
Healthcare Equipment	1	—	1	—
Purchased Call Options(1)	13,915	13,915	—	—
Registered Investment Companies	27,927,177	27,927,177	—	—
Cash Equivalents	61,635,074	61,635,074	—	—

Total Assets	429,912,887	406,224,516	17,410,781	6,277,590

Liabilities
Securities Sold Short(1)	(181,769,744)	(181,769,744)	—	—

Total Liabilities	(181,769,744)	(181,769,744)	—	—

Total	$248,143,143	$224,454,772	$17,410,781	$6,277,590

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Floating Rate Opportunities Fund

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Chemicals	$17,606,689	$—	$17,606,689	$—
Commercial Service	1,096,364	—	1,096,364	—
Consumer Products	4,137,292	—	4,137,292	—
Energy	13,599,850	—	13,599,850	—
Financial	11,513,630	—	11,513,630	—
Food & Drug	1,503,986	—	1,503,986	—
Forest Products & Containers	10,719,594	—	10,719,594	—
Gaming & Leisure	12,950,637	—	6,502,712	6,447,925
Healthcare	44,917,761	—	20,177,395	24,740,366
Housing	12,145,246	—	5,239,070	6,906,176
Information Technology	29,430,261	—	29,430,261	—
Manufacturing	7,323,689	—	4,853,413	2,470,276
Media & Telecommunications	41,063,161	—	41,063,161	—
Metals & Minerals	3,867,492	—	3,867,492	—
Retail	34,034,756	—	34,034,756	—
Service	81,373,479	—	81,373,479	—
Transportation	3,027,476	—	3,001,196	26,280
Utility	25,425,987	—	25,425,987	—
Foreign Denominated or Domiciled Senior Loans
Canada	2,113,784	—	2,113,784	—
Germany	299,357	—	—	299,357
Luxembourg	16,500,805	—	16,500,805	—
Marshall Islands	10,106,324	—	10,106,324	—
United Kingdom	38,695	—	—	38,695
Collateralized Loan Obligations	64,702,618	—	64,702,618	—
Corporate Bonds & Notes(1)	30,697,760	—	30,697,760	—
Foreign Corporate Bonds & Notes(1)	1,038,960	—	1,038,960	—
Claims(1)	221,179	—	221,179	—
Common Stocks
Energy	1	—	—	1
Healthcare	11,387	—	—	11,387
Housing	5,378,026	—	—	5,378,026
Media & Telecommunications	35,654,614	—	35,654,614	—
Real Estate	7	—	—	7
Transportation	6,959	—	—	6,959
Utility	281,208	—	281,208	—
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Registered Investment Companies	3,336,995	3,336,995	—	—
Cash Equivalent	48,858,894	48,858,894	—	—

Total Assets	574,984,923	52,195,889	476,463,579	46,325,455

Liabilities
Securities Sold Short(1)	(1,169,438)	—	(1,169,438)	—

Total Liabilities	(1,169,438)	—	(1,169,438)	—

Total	$573,815,485	$52,195,889	$475,294,141	$46,325,455

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Opportunistic Credit Fund

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Energy	$4,511,480	$—	$4,511,480	$
Information Technology	2,183,756	—	2,183,756		—
Media & Telecommunications	2,041,106	—	2,041,106		—
Retail	2,362,168	—	2,362,168		—
Service	2,579,204	—	2,579,204		—
Telecommunications	655,269	—	—		655,269
Transportation	750,000	—	750,000		—
Utility	4,405,190	—	4,405,190		—
Foreign Denominated or Domiciled Senior Loans(1)	2,571,659	—	2,571,659
Collateralized Loan Obligations	9,224,229	—	9,224,229		—
Corporate Bonds & Notes(1)	7,608,614		7,608,614
Foreign Corporate Bonds & Notes(1)	2,217,061	—	2,217,061		—
Common Stocks
Capital Goods	415,500	415,500	—		—
Chemicals	633,444	—	—		633,444
Commercial & Professional Services	13,191	13,191	—		—
Energy	1,497,830	1,497,830	—		—
Materials	1,614,264	—	—		1,614,264
Media	452,171	—	452,171		—
Telecommunication Services	1,583,551	—	—		1,583,551
Utilities	89,694	—	89,694		—
Preferred Stocks(1)	868,750	—	868,750		—
Master Limited Partnerships
Energy	1,002,600	1,002,600	—		—
Healthcare Equipment & Services	9,814	—	—		9,814
Warrants(1)			—		—
Equity Contracts	6,570	6,570
Registered Investment Companies	1,668,863	1,668,863	—		—
Cash Equivalents	781,784	781,784	—		—

Total Assets	51,747,762	5,386,338	41,865,082		4,496,342

Liabilities
Securities Sold Short(1)	(1,469,280)	—	(1,469,280)		—

Total Liabilities	(1,469,280)	—	(1,469,280)		—

Total	$50,278,482	$5,386,338	$40,395,802		$4,496,342

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund, and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the nine months ended March 31, 2016. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2015 or March 31, 2016.

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
Common Stocks
Healthcare Services	$348,486	$—	$—	$—	$(333,807)	$167,557	$698,194	$(721,550)	$158,880	$167,557
Pharmeceuticals	8,722,500	—	—	—	—	(3,995,250)	—	—	4,727,250	(3,995,250)
Master Limited Partnerships	110,653	—	—	—	—	(36,315)	—	—	74,338	(36,315)
Warrants
Equity Contracts	—	1,317,122	—	—	—	—	—	—	1,317,122	—

Total	$9,181,639	$1,317,122	$—	$—	$(333,807)	$(3,864,008)	$698,194	$(721,550)	$6,277,590	$(3,864,007)

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Gaming & Leisure	$5,420,610	$1,801,621	$—	$—	$—	$(1,198,940)	$424,634	$—	$6,447,925	$(1,198,940)
Healthcare	22,394,520	—	—	—	—	1,369,921	975,925	—	24,740,366	1,369,921
Housing	7,435,365	—	—	(3)	(1,713)	(1,460,393)	1,357,049	(424,128)	6,906,176	(1,460,393)
Manufacturing	—	2,470,276	—	—	—	—	—	—	2,470,276	—
Media & Telecommunications	—	—	—	—	—	—	—	—	—	—
Transportation	26,954	—	—	—	—	(674)	—	—	26,280	(674)
Utility	3,346,535	—	—	28,745	198,356	(184,740)	237,254	(3,626,151)	—	—
Foreign Denominated or Domiciled Senior Loans
Germany	369,491	—	—	—	—	(70,134)	—	—	299,357	(70,134)
United Kingdom	309,861	—	—	—	(25,292)	(4,410)	—	(241,464)	38,695	(4,410)
Claims	320,088	—	(221,179)	—	—	(344,298)	377,589	(132,199)	—	—
Common Stock
Broadcasting	463,534	—	—	—	—	(463,534)	—	—	—	—
Energy	1,677,429	—	—	—	—	(1,677,428)	—	—	1	(1,677,428)
Gaming & Leisure	0	—	—	—	—	—	—	—	0	—
Healthcare	86,953	—	—	—	—	(75,566)	—	—	11,387	(75,566)
Housing	5,196,707	—	—	—	—	181,319	—	—	5,378,026	181,319
Media & Telecommunications	—	—	—	—	(3,129,412)	3,129,412	—	—	—	—
Real Estate	3	—	—	—	—	(4,293,181)	4,293,185	—	7	(4,293,181)
Transportation	8,537	—	—	—	—	(1,578)	—	—	6,959	(1,578)
U.S. Warrants									—
Equity Contracts(1)	—	—	—	—	—	—	—	—	—	—

Total	$47,056,587	$4,271,897	$(221,179)	$28,742	$(2,958,061)	$(5,094,225)	$7,665,636	$(4,423,942)	$46,325,455	$(7,231,064)

(1)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Opportunistic Credit Fund
US. Senior Loans
Telecommunications	$602,271	$—	$—	$—	$—	$395	$52,603	$—	$655,269	$395
Utility	2,999,082	—	—	32,785	398,754	(74,197)	—	(3,356,424)	—	—
Common Stocks
Chemicals	—	633,444	—	—	—	—	—	—	633,444	—
Materials	2,302,226	—	—	—	—	(687,962)	—	—	1,614,264	(687,962)
Telecommunication Services	1,544,267	—	—	—	—	39,284	—	—	1,583,551	39,284
Master Limited Partnerships
Healthcare Equipment & Services	14,608	—	—	—	—	(4,794)	—	—	9,814	(4,794)

Total	$7,462,454	$633,444	$—	$32,785	$398,754	$(727,274)	$52,603	$(3,356,424)	$4,496,342	$(653,077)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended March 31, 2016, amounts of $1,317,122, $4,271,897, and $633,444 of the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund, and the Opportunistic Credit Fund, respectively, were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the nine months ended March 31, 2016, $221,179 of the Floating Rate Opportunities Fund was transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the nine months ended March 31, 2016, there were no transfers between Level 1 and 2.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 3/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$4,886,130	Weighted Scenarios	Scenario Probabilities	Various
		Multiples Analysis	Multiple of Revenue	3.1x
			Multiple of EBITDA	7.2x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	11%
Warrants	1,317,122	Black Scholes Model	Volatility	90%
Limited Partnership Units	74,338	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	19%

Total	$6,277,590

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Highland Floating Rate Opportunities Fund

Category	Market Value at 3/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Bank Loans	$40,929,075	Third-Party Pricing Vendor	N/A	N/A
		Adjusted Appraisal	Liquidity Discount	10%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.25x - 4.25x
Limited Partnership Units	5,373,621	Adjusted Appraisal	Liquidity Discount	25%
			Minority Discount	20%
			Regional Market Appreciation	6% - 40%
Common Stock	22,759	Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.25x - 4.25x

Total	$46,325,455

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Highland Opportunistic Credit Fund

Category	Market Value at 3/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$3,831,259	Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	8.0x - 9.25x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	12%
		Third-Party Pricing Vendor	N/A	N/A
Bank Loans	655,269	Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%
Limited Partnership Units	9,814	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	19%

Total	$4,496,342

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of specific identification method for both financial statement and U.S. federal income tax purposes.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars as of the date of this report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for security sold short are shown on the Investments Portfolios for each of the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the nine months ended March 31, 2016, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the nine months ended March 31, 2016 were as follows:

Long/Short Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2015	4,450	$34,450,000	$675,857
Call Options Written	56,072	941,790,750	6,577,290
Put Options Written	44,518	783,913,800	18,633,779

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Call Options Exercised	(668)	(13,925,150)	(224,611)
Call Options Expired	(22,172)	(356,703,000)	(2,469,732)
Put Options Expired	(7,706)	(108,020,000)	(3,429,128)
Call Options Closed	(32,682)	(559,087,600)	(3,674,226)
Put Options Closed	(25,462)	(474,943,800)	(13,894,743)
Outstanding, March 31, 2016	16,350	247,475,000	2,194,486

Long/Short Healthcare Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2015	7,396	$155,316,000	$2,199,918
Call Options Written	17,330	99,367,500	2,967,475
Put Options Written	86,870	962,861,200	19,388,876
Put Options Exercised	(500)	(4,000,000)	(172,095)
Call Options Expired	(3,369)	(13,476,000)	(1,237,906)
Call Options Closed	(13,961)	(85,891,500)	(1,729,569)
Put Options Closed	(93,766)	(1,114,177,200)	(21,416,699)
Outstanding, March 31, 2016	—	—	—

For the nine months ended March 31, 2016, the Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2016, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$—	$26,917,907	$(26,917,907)	$577,141,932
Long/Short Healthcare Fund	18,181,534	65,154,958	(46,973,424)	295,116,567
Floating Rate Opportunities Fund	15,424,247	546,842,224	(531,417,977)	1,105,233,463
Opportunistic Credit Fund	2,246,903	32,162,635	(29,915,732)	80,194,214

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2016:

			Market Value
Issuer	Shares at June 30, 2015	Shares at March 31, 2016	June 30, 2015	March 31, 2016	Affiliated Income	Purchases	Sales
Allenby (Common Stocks) (1)	733,863	92,956	$—	$1	$—	$193,093	$—
CCS Medical, Inc. (Common Stocks) (1)	31,353,791	38,564,188	22,481,474	24,751,753		975,925	—
Claymore (Common Stocks) (1)	2,254,761	6,354,853	—	6		4,100,092	—
Endurance Business Media, Inc. (Common Stocks) (1)	2,251,261	2,251,261	—	—	—	—	—
Las Vegas Land Holdings LLC (Common Stocks) (1)	70,480	70,480	4,405	4,405	—	—	—
LLV Holdco, LLC (Common Stocks)	11,012,331	11,436,965	5,420,610	4,646,304		424,634	—
Nevada Land Group LLC (Common Stocks) (1)	8	8	—	2,906,176	—	1,357,049	—

	47,676,495	58,770,711	$27,906,489	$32,308,645	$—	$7,050,793	$—

Unfunded Loan Commitments

As of March 31, 2016, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund had unfunded loan commitments of $5,558,817 and $345,638, respectively, which could be extended at the option of the borrower, as detailed below:

Fund	Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Floating Rate Opportunities Fund	Arch Coal, Inc.	$3,268,272	$3,268,272	$—
Floating Rate Opportunities Fund	CCS Medical, Inc.	2,290,545	2,290,545	—
Opportunistic Credit Fund	Arch Coal, Inc.	345,638	345,638	—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of March 31, 2016, the Floating Rate Opportunities Fund and Opportunistic Credit Fund recognized net discount and unrealized depreciation on unfunded transactions of $0. The net change in unrealized appreciation/(depreciation) on unfunded transactions was $0.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) - 79.3%
AEROSPACE - 3.0%
3,552,648	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	3,511,082
1,483,649	TransDigm, Inc. Tranche D Term Loan, 3.750%, 06/04/21	1,465,898
3,990,412	TransDigm, Inc. Tranche E Term Loan, 0.168%, 05/16/22 (b)	3,938,038

		8,915,018

AUTOMOTIVE - 2.3%
2,977,157	Allison Transmission, Inc. Term B-3 Loan, 3.750%, 08/23/19	2,980,224
4,127,782	Gates Global, LLC Initial Dollar Term Loan, 4.251%, 07/03/21	3,907,214

		6,887,438

BROADCASTING - 6.0%
1,952,349	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	1,946,853
1,943,655	Charter Communications Operating, LLC Term F Loan, 3.000%, 01/03/21	1,938,970
3,000,000	Charter Communications Operating, LLC Term I Loan, 2.750%, 01/24/23	3,007,500
8,000,000	iHeartCommunications, Inc. Tranche D Term Loan, 7.930%, 01/30/19	5,574,000
2,000,000	iHeartCommunications, Inc. Tranche E Term Loan, 7.928%, 07/30/19	1,389,500
1,985,445	Numericable U.S., LLC Dollar Denominated Tranche B-1 Loan, 4.501%, 04/23/20	1,975,399

Principal Amount ($)		Value ($)
BROADCASTING (continued)
1,717,680	Numericable U.S., LLC Dollar Denominated Tranche B-2 Loan, 4.501%, 04/23/20	1,708,989

		17,541,211

CABLE/WIRELESS VIDEO - 1.7%
5,000,000	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)) Initial Term Loan, 5.000%, 10/09/22 (b)	5,014,450

CHEMICALS - 1.7%
3,150,217	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 3.750%, 02/01/20	3,135,568
1,994,987	Univar USA Inc. Initial Dollar Term Loan, 3.250%, 07/01/22	1,972,235

		5,107,803

CONSUMER NON-DURABLES - 0.3%
997,487	Spectrum Brands, Inc. USD Term Loan, 2.750%, 06/23/22	1,001,976

FINANCIAL - 1.2%
342,466	Global Payments Inc. Term Loan B, 3.500%, 03/24/23 (b)	344,750
3,297,612	Hub International Limited Initial Term Loan, 4.000%, 10/02/20	3,219,887

		3,564,637

FOOD & DRUG - 3.0%
2,231,842	Albertson’s LLC Term B-2 Loan, 5.376%, 03/21/19	2,235,402

See accompanying Notes to Investment Portfolio. | 1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD & DRUG (continued)
4,441,278	Albertson’s LLC Term B-4 Loan, 5.500%, 08/25/21	4,453,492
2,008,777	Supervalu, Inc. New Term Loan, 4.501%, 03/21/19	1,970,359

		8,659,253

FOOD/TOBACCO - 0.6%
1,213,987	Pinnacle Foods Finance, LLC New Term Loan G, 3.000%, 04/29/20	1,214,904
488,111	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.000%, 04/29/20	488,314

		1,703,218

FOREST PRODUCTS/CONTAINERS - 3.7%
2,453,387	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	2,447,671
1,593,663	Berry Plastics Corporation Term E Loan, 3.750%, 01/06/21	1,591,400
3,340,428	Berry Plastics Corporation Term F Loan, 3.000%, 10/03/22 (b)	3,345,655
3,531,028	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.501%, 12/31/18	3,537,472

		10,922,198

GAMING/LEISURE - 6.0%
1,339,945	Boyd Gaming Corporation Term B Loan, 4.000%, 08/14/20	1,341,620
5,829,361	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/25/20	5,837,260
3,437,317	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20	3,439,224

Principal Amount ($)		Value ($)
GAMING/LEISURE (continued)
2,706,141	MGM Resorts International Term B Loan, 3.500%, 12/20/19	2,703,962
2,399,467	Station Casinos, LLC B Term Loan, 4.251%, 03/02/20	2,396,468
1,967,836	WMG Acquisitions Corporation Tranche B Refinancing Term Loan, 3.750%, 07/01/20	1,944,468

		17,663,002

HEALTHCARE - 8.4%
1,484,887	AmSurg Corp. Initial Term Loan, 3.750%, 07/16/21	1,487,908
2,000,000	Catalent Pharma Solutions, Inc. Dollar Term Loan, 4.251%, 05/20/21	2,002,220
1,994,962	CHS/Community Health Systems, Inc. Incremental 2018 Term F Loan, 3.657%, 12/31/18	1,979,132
1,994,975	CHS/Community Health Systems, Inc. Incremental 2019 Term G Loan, 3.750%, 12/31/19	1,964,222
4,977,462	CHS/Community Health Systems, Inc. Incremental 2021 Term H Loan, 4.000%, 01/27/21	4,900,710
5,911,043	DaVita HealthCare Partners, Inc. Tranche B Term Loan, 3.500%, 06/24/21	5,936,904
3,674,713	HCA, Inc. Tranche B-4 Term Loan, 3.357%, 05/01/18	3,679,729
2,726,046	MPH Acquisition Holdings, LLC Initial Term Loan, 3.750%, 03/31/21	2,704,238

		24,655,063

2 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
INFORMATION TECHNOLOGY - 11.2%
474,879	Applied Systems, Inc. Initial Term Loan (First Lien), 4.251%, 01/23/21	471,120
1,994,024	Avaya Inc. Term B-7 Loan, 5.250%, 05/29/20 (b)	1,342,048
3,989,421	BMC Software Finance, Inc. Initial US Term Loan, 5.001%, 09/10/20 (b)	3,354,844
2,540,440	CDW, LLC Term Loan, 3.250%, 04/29/20	2,537,074
2,994,975	Dell International, LLC Term B-2 Loan, 4.000%, 04/29/20	2,996,577
1,402,920	Dell International, LLC Term C Loan, 3.750%, 10/29/18	1,404,386
2,000,000	Epicor Software Corporation (fka Eagle Parent Inc.) Term B Loan, 4.750%, 06/01/22 (b)	1,903,330
3,722,430	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	3,618,890
1,994,987	Informatica Corporation Dollar Term Loan, 4.500%, 08/05/22	1,962,569
1,994,962	Riverbed Technology, Inc. Term Loan, 6.000%, 04/27/22	2,003,780
3,209,362	Scientific Games International, Inc. Initial Term B-2 Loan, 6.000%, 10/01/21	3,116,596
3,473,350	Scientific Games International, Inc. Initial Term Loan, 6.001%, 10/18/20	3,375,124
1,386,058	SS&C Technologies Holdings, Inc. Term Loan B1, 4.000%, 06/29/22	1,390,500

Principal Amount ($)		Value ($)
INFORMATION TECHNOLOGY (continued)
3,294,574	Zebra Technologies Corporation Initial Term Loan, 4.750%, 10/27/21	3,318,492

		32,795,330

MANUFACTURING - 0.9%
2,937,909	Gardner Denver, Inc. Initial Dollar Term Loan, 4.251%, 07/30/20	2,686,351

MEDIA/TELECOMMUNICATIONS - 6.6%
2,000,000	Altice France S.A. (Numericable-SFR S.A.) USD TLB-6, 4.750%, 02/10/23	1,988,280
489,956	AMC Entertainment, Inc. Initial Term Loan, 3.500%, 04/30/20	491,984
2,993,224	Getty Images, Inc. Initial Term Loan, 4.751%, 10/18/19	2,239,051
1,722,453	Go Daddy Operating Company, LLC Initial Term Loan, 4.500%, 05/13/21	1,722,815
1,488,750	Regal Cinemas Corporation Term Loan, 3.834%, 04/01/22	1,494,802
2,213,087	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.250%, 03/24/21	2,205,784
1,706,291	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	1,692,248
3,000,000	Virgin Media Investment Holdings Limited F Facility, 3.500%, 06/30/23	2,979,390
1,984,962	WideOpenWest Finance, LLC Replacement Term B Loan, 3.500%, 04/01/19	1,968,666

See accompanying Notes to Investment Portfolio. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
2,641,494	Zayo Group, LLC Term Loan, 3.750%, 07/02/19	2,634,349

		19,417,369

RETAIL - 6.9%
2,453,082	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.501%, 09/26/19	2,392,773
2,352,941	Dollar Tree, Inc. Term B-2 Loan, 4.251%, 05/26/22	2,356,129
994,937	J. Crew Group, Inc. Initial Loan, 4.000%, 02/28/21	780,558
4,920,778	JC Penney Corporation, Inc. Loan, 6.001%, 05/22/18	4,939,231
4,669,708	Neiman Marcus Group, Inc. Other Term Loan, 4.250%, 10/25/20	4,290,294
5,472,431	PetSmart, Inc. Tranche B-1 Loan, 3.250%, 03/11/22	5,458,531

		20,217,516

SERVICE - 11.1%
2,607,723	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	2,590,069
3,371,426	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.251%, 07/25/21	3,319,287
691,358	Aecom Technology Corporation Term B Commitment, 3.750%, 10/15/21	693,805
3,000,000	Asurion, LLC (fka Asurion Corporation) Incremental Tranche B-1 Term Loan, 5.001%, 05/24/19 (b)	2,963,745

Principal Amount ($)		Value ($)
SERVICE (continued)
2,469,760	Brickman Group Ltd. LLC Initial Term Loan (First Lien), 4.000%, 12/18/20	2,436,418
3,229,133	First Data Corporation 2018 New Dollar Term Loan, 3.927%, 03/24/18	3,228,326
4,000,000	First Data Corporation 2018B Second New Term Loan, 3.934%, 09/24/18	3,998,760
2,162,162	KAR Auction Services, Inc. Tranche B-3 Term Loan, 4.250%, 03/04/23 (b)	2,172,065
1,984,615	Sabre, Inc. Term B Loan, 4.000%, 02/19/19	1,988,346
3,210,235	Servicemaster Company, LLC Initial Term Loan, 4.251%, 07/01/21	3,214,649
514,038	Waste Industries USA Inc. Initial Term Loan, 4.251%, 02/20/20	515,804
3,150,912	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 3.870%, 04/02/20	2,341,128
3,021,907	West Corporation Term B-10 Loan, 3.250%, 06/30/18	3,011,210

		32,473,612

TRANSPORTATION - 1.0%
1,470,885	FCA US, LLC Term Loan B, 3.500%, 05/24/17	1,472,827
1,567,450	MPG Holdco I Inc. (aka Metaldyne Performance Group) Tranche B-1 Term Loan (2015), 3.750%, 10/20/21	1,551,125

		3,023,952

UTILITY - 3.7%
1,994,975	Calpine Corporation Term Loan, 3.500%, 05/27/22	1,973,778

4 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
UTILITY (continued)
3,178,301	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	3,152,287
6,000,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non-Extending), 4.919%, 02/21/17	1,704,990
14,000,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending), 4.907%, 10/10/17	4,060,000

		10,891,055

	Total US Senior Loans (Cost $245,811,086)	233,140,452

Foreign Domiciled Senior Loans (a) - 19.3%
AUSTRALIA - 2.5%
USD
1,921,260	Aristocrat Leisure Limited Initial Term Loan, 4.750%, 10/20/21	1,929,473
6,427,675	FMG Resources (August 2006) (FMG America Finance, Inc.) Loan, 4.251%, 06/30/19	5,447,454

		7,376,927

CANADA - 3.8%
USD
3,959,998	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) Term B-2 Loan, 3.750%, 12/10/21	3,963,304
1,377,143	Bombardier Recreational Products, Inc. Term B Loan, 4.000%, 01/30/19	1,365,665
2,000,000	Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B, 3.500%, 02/13/19	1,898,500

Principal Amount ($)		Value ($)
CANADA (continued)
4,093,177	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.750%, 08/05/20	3,873,169

		11,100,638

IRELAND - 1.8%
USD
5,167,167	Grifols Worldwide Operations Limited U.S. Tranche B Term Loan, 3.428%, 02/27/21	5,172,386

LUXEMBOURG - 7.8%
USD
1,488,750	Altice Financing S.A. Dollar Denominated Tranche Loan, 5.250%, 02/04/22	1,495,569
5,241,193	Delta 2 (Lux) S.a r.l Facility B3 (USD), 4.751%, 04/30/19	5,109,246
4,000,000	Endo Luxembourg Finance Company I S.a.r.l. 2015 Incremental Term B Loan, 3.750%, 09/26/22 (b)	3,946,880
5,000,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19	4,675,875
1,766,462	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.250%, 03/19/21	1,709,414
1,994,962	SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.) Initial Dollar Term Loan, 4.250%, 03/11/22 (b)	1,991,691
200,917	SS&C European Holdings, S.a.r.l Term B-2 Loan, 3.250%, 07/08/22	201,561

See accompanying Notes to Investment Portfolio. | 5

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
LUXEMBOURG (continued)
3,854,364	Travelport Finance (Luxembourg) S.a.r.l Initial Term Loan, 5.751%, 08/15/21	3,857,254

		22,987,490

MARSHALL ISLANDS - 0.7%
USD
4,451,931	Seadrill Operating LP (Seadrill Partners Finco LLC) Initial Term Loan, 4.000%, 02/21/21	1,989,056

NETHERLANDS - 2.2%
USD
2,957,030	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.001%, 08/01/21	2,735,252
2,549,002	Tronox Pigments BV New Term Loan, 4.251%, 03/19/20	2,372,484
1,250,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21	1,241,963

		6,349,699

UNITED STATES - 0.5%
USD
1,642,806	Altice US Finance I Corporation (Cequel Communications, LLC) Initial Term Loan, 3.250%, 12/14/22	1,638,830

	Total Foreign Domiciled Senior Loans (Cost $60,049,417)	56,615,026

Total Investments - 98.6% (Cost $305,860,503) (c)		289,755,478

Other Assets & Liabilities, Net - 1.4%		4,027,056

Net Assets - 100.0%		293,782,534

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $305,860,503.

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$848,291	$(16,953,316)	$(16,105,025)	$305,860,503

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

USD — United States Dollar

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Chemicals	0.8%
Energy	0.7%
Financial	0.6%
Food/Tobacco	1.3%
Forest Products/Containers	0.7%
Gaming/Leisure	2.0%
Healthcare	5.1%
Information Technology	0.1%
Media/Telecommunications	4.8%
Metals/Minerals	1.9%
Service	1.3%

19.3%

6 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland HFR Global ETF

Shares		Value ($)
Common Stock - 21.9%
CONSUMER DISCRETIONARY - 3.3%
699	ClubCorp Holdings, Inc (a)	9,814
300	Diamond Resorts International, Inc (b)	7,290
300	Drew Industries, Inc (a)	19,338
380	General Motors Co. (a)	11,944
155	Liberty Media Corp. (a)(b)	5,904
193	Liberty Ventures, Ser A (a)(b)	7,550
144	Time Warner Cable, Inc (a)	29,465

		91,305

CONSUMER STAPLES - 0.3%
100	Kraft Heinz Co.	7,856

ENERGY - 0.7%
100	Cameron International Corp. (a)(b)	6,705
400	Energy Transfer Partners LP (a)(c)	12,936

		19,641

FINANCIALS - 4.1%
600	Apollo Global Management LLC, Cl A (a)(c)	10,272
550	Bank of America Corp.	7,436
100	Berkshire Hathaway, Inc, Cl B (b)	14,188
549	Citigroup, Inc (a)	22,921
681	Hilltop Holdings, Inc (a)(b)	12,857
270	JPMorgan Chase & Co. (a)	15,989
3,411	VEREIT, Inc (a)	30,256

		113,919

HEALTH CARE - 3.3%
400	Akorn, Inc (b)	9,412
78	Allergan (a)(b)	20,906
300	Baxalta, Inc (a)	12,120
100	Humana, Inc (a)	18,295
100	Perrigo Co. (a)	12,793
478	Pfizer, Inc (a)	14,168
105	Zoetis, Inc, Cl A (a)	4,655

		92,349

INDUSTRIALS - 4.3%
1,000	Air Transport Services Group, Inc (b)	15,380
29	AMERCO (a)	10,362
100	Boeing Co.	12,694
350	CSW Industrials, Inc (b)	11,025
400	Delta Air Lines, Inc (a)	19,472

Shares		Value ($)
INDUSTRIALS (continued)
641	Hertz Global Holdings, Inc (a)(b)	6,749
400	Jacobs Engineering Group, Inc (a)(b)	17,420
900	MasTec, Inc (a)(b)	18,216
200	Trex Co., Inc (b)	9,586

		120,904

INFORMATION TECHNOLOGY - 4.0%
3	Alphabet, Inc, Cl A (a)(b)	2,289
119	Apple, Inc (a)	12,970
20	Broadcom Ltd.	3,090
200	comScore, Inc (b)	6,008
145	EchoStar Corp., Cl A (a)(b)	6,422
400	ManTech International Corp., Cl A	12,796
650	NCR Corp. (a)(b)	19,454
300	salesforce.com, Inc (a)(b)	22,149
374	Twitter, Inc (a)(b)	6,190
552	Yahoo!, Inc (a)(b)	20,319

		111,687

MATERIALS - 1.3%
992	Ferro Corp. (a)(b)	11,775
1,822	Graphic Packaging Holding Co. (a)	23,413

		35,188

TELECOMMUNICATION SERVICES - 0.6%
212	Level 3 Communications, Inc (b)	11,204
1,900	Sprint Corp. (b)	6,612

		17,816

	Total Common Stock (Cost $606,006)	610,665

Principal Amount ($)
Corporate Bonds - 13.7%
CONSUMER DISCRETIONARY - 5.5%
200,000	Neiman Marcus Group Ltd. LLC 8.750%, 10/15/21(d)	154,124

HEALTH CARE - 1.7%
53,000	Kinetic Concepts, Inc 12.500%, 11/01/19	46,143

See accompanying Notes to Investment Portfolio. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland HFR Global ETF

Principal Amount ($)		Value ($)
Corporate Bonds (continued)
TELECOMMUNICATION SERVICES - 6.5%
200,000	Wind Acquisition Finance S.A. (Luxembourg) 7.375%, 04/23/21 (a)(d)	182,000

	Total Corporate Bonds (Cost $479,991)	382,267

Shares
Foreign Common Stock - 5.2%
CANADA - 0.8%
950	Intertape Polymer Group, Inc	13,613
8,510	Rock Energy, Inc (a)(b)	8,846

		22,459

FRANCE - 0.2%
316	Vivendi S.A. (a)	6,645

ISRAEL - 0.2%
100	Teva Pharmaceutical Industries Ltd. ADR (a)	5,351

UNITED KINGDOM - 4.0%
3,563	Royal Dutch Shell, Cl B (a)	87,000
400	SABMiller (a)	24,450

		111,450

	Total Foreign Common Stock (Cost $152,092)	145,905

Exchange Traded Funds - 5.4%
400	AP Alternative Assets LP	12,716
100	iShares 7-10 Year Treasury Bond ETF	11,034
59	iShares Germany Government Bond UCITS ETF (a)	9,419
100	iShares iBoxx $ High Yield Corporate Bond ETF	8,169
252	PIMCO Euro Short Maturity Source UCITS ETF Euro Income (a)	29,177
394	Powershares QQQ Trust, Ser 1 (a)	43,025

Shares		Value ($)
Exchange Traded Funds (continued)
850	SPDR Barclays 1-3 Month T-Bill ETF, Cl 3	38,837

	Total Exchange Traded Funds (Cost $149,937)	152,377

Total Investments - 46.2% (Cost $1,388,026) (e)		1,291,214

Securities Sold Short - (16.9)%
Exchange Traded Funds - (11.3)%
(150)	CurrencyShares Euro Trust	(16,677)
(184)	Health Care Select Sector SPDR Fund	(12,471)
(342)	Industrial Select Sector SPDR Fund	(18,971)
(44)	iShares Nasdaq Biotechnology ETF	(11,476)
(314)	iShares Russell 2000 ETF	(34,735)
(350)	SPDR Barclays High Yield Bond ETF	(11,987)
(203)	SPDR Gold Shares ETF	(23,873)
(905)	SPDR S&P 500 ETF Trust	(186,032)

	Total Exchange Traded Funds (Proceeds $330,456)	(316,222)

Common Stock - (4.5)%
CONSUMER DISCRETIONARY - (1.9)%
(50)	Charter Communications, Inc, Cl A (b)	(10,121)
(100)	Expedia, Inc	(10,782)
(150)	Newell Rubbermaid, Inc	(6,644)
(1,993)	Sirius XM Holdings, Inc (b)	(7,872)
(200)	Target Corp.	(16,456)

		(51,875)

CONSUMER STAPLES - (0.5)%
(450)	Coty, Inc, Cl A	(12,524)

ENERGY - (0.6)%
(100)	Schlumberger Ltd.	(7,375)
(1,500)	United States Natural Gas Fund LP (b)	(9,990)

		(17,365)

8 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2016	Highland HFR Global ETF

Shares		Value ($)
Common Stock (continued)
HEALTH CARE - (1.1)%
(25)	Aetna, Inc	(2,809)
(200)	Amedisys, Inc (b)	(9,668)
(50)	Amgen, Inc	(7,496)
(74)	Illumina, Inc (b)	(11,996)

		(31,969)

INDUSTRIALS - (0.3)%
(125)	Caterpillar, Inc	(9,568)

INFORMATION TECHNOLOGY - (0.1)%
(47)	Red Hat, Inc (b)	(3,502)

	Total Common Stock (Proceeds $130,464)	(126,803)

Foreign Common Stock - (1.1)%
CHINA - (0.6)%
(200)	Alibaba Group Holding Ltd. ADR (b)	(15,806)

UNITED KINGDOM - (0.5)%
(550)	Royal Dutch Shell, Cl B	(13,429)

	Total Foreign Common Stock (Proceeds $30,921)	(29,235)

Total Securities Sold Short - (16.9)% (Proceeds $491,841)		(472,260)

Other Assets & Liabilities, Net - 70.7%		1,974,040

Net Assets - 100.0%		2,792,994

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $711,022.
(b)	Non-income producing security.
(c)	Security considered Master Limited Partnership. At March 31, 2016, these securities amounted to $23,208 or 0.8% of net assets.
(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $336,124 or 12.0% of net assets.
(e)	Cost for U.S. federal income tax purposes is $1,388,026. Unrealized appreciation and depreciation at March 31, 2016, excluding securities sold short was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland HFR Global ETF	$65,661	$(162,473)	$(96,812)	$1,388,026

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

UCITS — Undertakings for Collective Investments in Transferable Securities

See accompanying Notes to Investment Portfolio. | 9

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland HFR Event-Driven ETF

Shares		Value ($)
Common Stock - 65.8%
CONSUMER DISCRETIONARY - 16.3%
300	Aramark	9,936
100	CBS Corp., Cl B	5,509
1,298	ClubCorp Holdings, Inc	18,224
400	CST Brands, Inc	15,316
2,701	Diamond Resorts International, Inc (a)	65,634
560	General Motors Co.	17,601
300	Goodyear Tire & Rubber Co.	9,894
350	Jarden Corp. (a)	20,632
769	Liberty Media Corp. (a)	29,291
1,056	Time Warner Cable, Inc (b)	216,079

		408,116

ENERGY - 1.9%
200	Cameron International Corp. (a)	13,410
700	Energy Transfer Partners LP (c)	22,638
700	Williams Co., Inc	11,249

		47,297

FINANCIALS - 8.3%
1,200	American Capital Ltd. (a)	18,288
1,000	Capital Southwest Corp.	13,870
1,300	CareTrust REIT, Inc	16,510
550	Synchrony Financial (a)	15,763
16,060	VEREIT, Inc (b)	142,452

		206,883

HEALTH CARE - 10.6%
3,903	Akorn, Inc (a)	91,838
104	Allergan (a)	27,875
2,828	Baxalta, Inc (b)	114,251
100	Humana, Inc	18,295
200	Mallinckrodt (a)	12,256

		264,515

INDUSTRIALS - 6.8%
1,500	Air Transport Services Group, Inc (a)	23,070
80	AMERCO	28,585
900	CSW Industrials, Inc (a)	28,350
600	Delta Air Lines, Inc	29,208
1,783	Hertz Global Holdings, Inc (a)	18,775
450	Macquarie Infrastructure Corp.	30,348
400	Viad Corp.	11,664

		170,000

Shares		Value ($)
INFORMATION TECHNOLOGY - 17.8%
53	Broadcom Ltd. (b)	8,188
300	Ebix, Inc	12,237
2,793	EMC Corp.	74,433
2,943	NCR Corp. (a)(b)	88,084
1,009	SanDisk Corp. (b)	76,765
5,027	Yahoo!, Inc (a)(b)	185,044

		444,751

MATERIALS - 3.0%
2,299	Ferro Corp. (a)	27,289
2,567	Graphic Packaging Holding Co.	32,986
750	Summit Materials, Inc, Cl A (a)	14,588

		74,863

TELECOMMUNICATION SERVICES - 1.1%
500	Level 3 Communications, Inc (a)	26,425

	Total Common Stock (Cost $1,506,407)	1,642,850

Principal Amount ($)
Corporate Bonds - 14.2%
ENERGY - 0.5%
274,000	Lightstream Resources Ltd. 8.625%, 02/01/20 (d)	12,330

FINANCIALS - 10.0%
570,000	CNG Holdings, Inc 9.375%, 05/15/20 (d)	250,800

INDUSTRIALS - 3.7%
150,000	Erickson, Inc 8.250%, 05/01/20	91,500

	Total Corporate Bonds (Cost $736,882)	354,630

Shares
Foreign Common Stock - 11.8%
CANADA - 3.2%
17,233	Athabasca Oil Corp. (a)	13,667
2,635	Intertape Polymer Group, Inc	37,757
19,400	Penn West Petroleum Ltd.	18,040
9,855	Rock Energy, Inc (a)	10,244

		79,708

10 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2016	Highland HFR Event-Driven ETF

Shares		Value ($)
Foreign Common Stock (continued)
FRANCE - 2.5%
1,200	UBISOFT Entertainment (a)	37,687
1,222	Vivendi S.A.	25,697

		63,384

UNITED KINGDOM - 6.1%
2,500	SABMiller	152,817

	Total Foreign Common Stock (Cost $280,876)	295,909

Exchange Traded Fund - 0.5%
100	iShares 20+ Year Treasury Bond ETF	13,061

	Total Exchange Traded Fund (Cost $12,881)	13,061

Total Investments - 92.3% (Cost $2,537,046) (e)		2,306,450

Securities Sold Short - (31.2)%
Exchange Traded Funds - (18.5)%
(400)	Industrial Select Sector SPDR Fund	(22,188)
(420)	iShares Core S&P 500 ETF	(86,793)
(1,400)	SPDR Barclays High Yield Bond ETF	(47,950)
(1,486)	SPDR S&P 500 ETF Trust	(305,462)

	Total Exchange Traded Funds (Proceeds $468,499)	(462,393)

Foreign Common Stock - (6.5)%
CHINA - (6.5)%
(2,066)	Alibaba Group Holding Ltd. ADR (a)	(163,276)

	Total Foreign Common Stock (Proceeds $157,532)	(163,276)

Common Stock - (6.2)%
CONSUMER DISCRETIONARY - (5.0)%
(450)	Charter Communications, Inc, Cl A (a)	(91,093)
(200)	Newell Rubbermaid, Inc	(8,858)
(6,050)	Sirius XM Holdings, Inc (a)	(23,898)

		(123,849)

Shares		Value ($)
ENERGY - (0.6)%
(200)	Schlumberger Ltd.	(14,750)

INDUSTRIALS - (0.3)%
(100)	Caterpillar, Inc	(7,654)

INFORMATION TECHNOLOGY - (0.3)%
(53)	Broadcom Ltd.	(8,188)

	Total Common Stock (Proceeds $152,188)	(154,441)

Total Securities Sold Short - (31.2)% (Proceeds $778,219)		(780,110)

Other Assets & Liabilities, Net - 38.9%		972,408

Net Assets - 100.0%		2,498,748

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $637,986.
(c)	Security considered Master Limited Partnership. At March 31, 2016, these securities amounted to $22,638 or 0.9% of net assets.
(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $263,130 or 10.5% of net assets.
(e)	Cost for U.S. federal income tax purposes is $2,537,046. Unrealized appreciation and depreciation at March 31, 2016, excluding securities sold short was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland HFR Event-Driven ETF	$168,074	$(398,670)	$(230,596)	$2,537,046

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio. | 11

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland HFR Equity Hedge ETF

Shares		Value ($)
Common Stock - 71.7%
CONSUMER DISCRETIONARY - 9.3%
963	General Motors Co. (a)	30,267
480	Kohl’s Corp.	22,373
891	Liberty Interactive Corp. QVC Group, Cl A (a)(b)	22,498
672	Liberty Media Corp. (a)(b)	25,596
1,022	Liberty Ventures, Ser A (a)(b)	39,981
311	McDonald’s Corp. (a)	39,086

		179,801

CONSUMER STAPLES - 3.2%
550	Coca-Cola Co.	25,514
450	Kraft Heinz Co.	35,352

		60,866

ENERGY - 2.2%
476	Halliburton Co. (a)	17,003
682	Kinder Morgan, Inc	12,180
460	Suncor Energy, Inc	12,793

		41,976

FINANCIALS - 11.7%
2,300	Apollo Global Management LLC, Cl A (a)(c)	39,376
366	Berkshire Hathaway, Inc, Cl B (b)	51,928
780	Citigroup, Inc (a)	32,565
2,982	Hilltop Holdings, Inc (a)(b)	56,300
744	JPMorgan Chase & Co.	44,060

		224,229

HEALTH CARE - 8.4%
947	Air Methods Corp. (b)	34,300
202	Allergan (a)(b)	54,142
520	Bristol-Myers Squibb Co.	33,218
1,326	Pfizer, Inc (a)	39,303

		160,963

INDUSTRIALS - 17.8%
420	Boeing Co.	53,315
1,283	Jacobs Engineering Group, Inc (a)(b)	55,875
2,780	MasTec, Inc (b)	56,267
1,048	Mobile Mini, Inc (a)	34,605
3,056	Quanex Building Products Corp. (a)	53,052
1,442	Quanta Services, Inc (a)(b)	32,531
720	Union Pacific Corp.	57,276

		342,921

Shares		Value ($)
INFORMATION TECHNOLOGY - 14.3%
86	Alphabet, Inc, Cl A (b)	65,610
381	Apple, Inc (a)	41,525
860	comScore, Inc (b)	25,834
1,078	EchoStar Corp., Cl A (a)(b)	47,745
1,662	ManTech International Corp., Cl A	53,167
1,061	PayPal Holdings, Inc (a)(b)	40,955

		274,836

MATERIALS - 3.3%
1,497	GCP Applied Technologies, Inc (b)	29,850
700	Kraton Performance Polymers, Inc (b)	12,110
299	WR Grace & Co. (a)(b)	21,283

		63,243

TELECOMMUNICATION SERVICES - 1.5%
560	Level 3 Communications, Inc (b)	29,596

	Total Common Stock (Cost $1,402,349)	1,378,431

Foreign Common Stock - 4.0%
ISRAEL - 1.5%
520	Teva Pharmaceutical Industries Ltd. ADR (a)	27,825

UNITED KINGDOM - 2.5%
520	Carnival	28,022
695	Persimmon	20,812

		48,834

	Total Foreign Common Stock (Cost $85,045)	76,659

Exchange Traded Funds - 3.3%
1,555	AP Alternative Assets LP	49,434
520	iShares MSCI Brazil Capped ETF	13,676

	Total Exchange Traded Funds (Cost $64,961)	63,110

Total Investments - 79.0% (Cost $1,552,355) (d)		1,518,200

12 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2016	Highland HFR Equity Hedge ETF

Shares		Value ($)
Securities Sold Short - (34.0)%
Exchange Traded Funds - (34.0)%
(457)	Health Care Select Sector SPDR Fund	(30,975)
(174)	iShares Nasdaq Biotechnology ETF	(45,381)
(913)	iShares Russell 2000 ETF	(100,996)
(2,317)	SPDR S&P 500 ETF Trust	(476,283)

	Total Exchange Traded Funds (Proceeds $704,171)	(653,635)

Total Securities Sold Short - (34.0)% (Proceeds $704,171)		(653,635)

Other Assets & Liabilities, Net - 55.0%		1,056,379

Net Assets - 100.0%		1,920,944

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $730,302.
(b)	Non-income producing security.
(c)	Security considered Master Limited Partnership. At March 31, 2016, these securities amounted to $39,376 or 2.0% of net assets.
(d)	Cost for U.S. federal income tax purposes is $1,552,355. Unrealized appreciation and depreciation at March 31, 2016, excluding securities sold short was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland HFR Equity Hedge ETF	$67,120	$(101,275)	$(34,155)	$1,552,355

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio. | 13

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of March 31, 2016	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight separate portfolios (each a “Fund” and collectively the “Funds”) that were offered as of March 31, 2016: Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF (“HFR Global ETF”), Highland HFR Event-Driven ETF (“HFR Event-Driven ETF”) and Highland HFR Equity Hedge ETF (“HFR Equity Hedge ETF”). Each Fund is a non-diversified exchange-traded fund (“ETF”). The remaining funds of the Trust are reported separately.

Valuation of Investments

In computing each Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Funds’ Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, each Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Funds’ Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which each Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of each Fund’s NAV), will be valued by each Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, each Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that each Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Funds.

The NAV shown in a Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s reporting period end date that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of its reporting period end date was published.

14 |

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation.

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2016, the Funds’ investments consisted of senior loans, corporate bonds and notes, common stocks, exchange traded funds and securities sold short. The fair value of the Funds’ loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price on a recognized securities exchange they trade on, if applicable. The fair value of the Funds’ common stocks and exchange-traded funds that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

| 15

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2016	Highland Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. As of March 31, 2016 the Funds held no investments, which did not have a readily available market value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of inputs used to value the Funds’ assets as of March 31, 2016 is as follows:

	Total Market Value at 03/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$233,140,452	$—	$233,140,452	$—
Foreign Domiciled Senior Loans*	56,615,026	—	56,615,026	—

Total	$289,755,478	$—	$289,755,478	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

	Total Market Value at 03/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Global ETF
Assets
Common Stock*	$610,665	$610,665	$—	$—
Corporate Bonds*	382,267	—	382,267	—
Foreign Common Stock*	145,905	145,905	—	—
Exchange Traded Funds	152,377	152,377	—	—

Total	$1,291,214	$908,947	$382,267	$—

Securities Sold Short
Exchange Traded Funds	$(316,222)	$(316,222)	$—	$—
Common Stock*	(126,803)	(126,803)	—	—
Foreign Common Stock*	(29,235)	(29,235)	—	—

Total Securities Sold Short	$(472,260)	$(472,260)	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

16 |

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (concluded)

As of March 31, 2016	Highland Funds I

	Total Market Value at 03/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Event-Driven ETF
Assets
Common Stock*	$1,642,850	$1,642,850	$—	$—
Corporate Bonds*	354,630	—	354,630	—
Foreign Common Stock*	295,909	295,909	—	—
Exchange Traded Fund	13,061	13,061	—	—

Total	$2,306,450	$1,951,820	$354,630	$—

Securities Sold Short
Exchange Traded Funds	$(462,393)	$(462,393)	$—	$—
Foreign Common Stock*	(163,276)	(163,276)	—	—
Common Stock*	(154,441)	(154,441)	—	—

Total Securities Sold Short	$(780,110)	$(780,110)	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

	Total Market Value at 03/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Equity Hedge ETF
Assets
Common Stock*	$1,378,431	$1,378,431	$—	$—
Foreign Common Stock*	76,659	76,659	—	—
Exchange Traded Funds	63,110	63,110	—	—

Total	$1,518,200	$1,518,200	$—	$—

Securities Sold Short
Exchange Traded Funds	$(653,635)	$(653,635)	$—	$—

Total Securities Sold Short	$(653,635)	$(653,635)	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended March 31, 2016 there were no transfers within the Funds between Level 1, Level 2 or Level 3. For the period ended March 31, 2016, there were no Level 3 investments.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the Securities and Exchange Commission.

HFI-QH-001-0600

| 17

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: May 27, 2016

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and
Principal Accounting Officer

Date: May 27, 2016